                                              1933 ACT REGISTRATION NO. 33-13019

                                              1940 ACT REGISTRATION NO. 811-5083


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933, AS AMENDED (THE "1933 ACT")

                        POST-EFFECTIVE AMENDMENT NO. 17
                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT  NO. 19

                       VAN ECK WORLDWIDE INSURANCE TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   99 PARK AVENUE, NEW YORK, NEW YORK  10016
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES AND ZIP CODE)

                                  212-687-5200
              (REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE)

          THADDEUS LESZCZYNSKI, ESQ. - VAN ECK ASSOCIATES CORPORATION
                   99 PARK AVENUE, NEW YORK, NEW YORK  10016
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

             COPY TO:  PHILIP NEWMAN, ESQ., GOODWIN, PROCTER & HOAR
                  EXCHANGE PLACE, BOSTON, MASSACHUSETTS  02109
     ____________________________________________________________________

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ]  IMMEDIATELY UPON FILING PURSUANT           [ ] ON (DATE) PURSUANT TO
     TO PARAGRAPH (b)                               PARAGRAPH (b)

[ ]  60 DAYS AFTER FILING PURSUANT TO           [X] ON APRIL 30, 1997 PURSUANT
     PARAGRAPH (a)(1)                               TO PARAGRAPH (a)(1)

[ ]  75 DAYS AFTER FILING PURSUANT TO           [ ] ON (DATE) PURSUANT TO
     PARAGRAPH (a)(2)                               PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT
    ______________________________________________________________________

REGISTRANT HAS HERETOFORE DECLARED ITS INTENTION TO REGISTER AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST, $0.01 PAR VALUE, OF THE WORLDWIDE EMERGING MARKETS FUND, WORLDWIDE BALANCED FUND, WORLDWIDE HARD ASSETS FUND, GOLD AND NATURAL RESOURCES FUND AND WORLDWIDE BOND FUND, PURSUANT TO RULE 24f-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24f-2 NOTICE WAS FILED ON FEBRUARY 21, 1997 FOR ALL SERIES FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996.

                       VAN ECK WORLDWIDE INSURANCE TRUST
                              CROSS-REFERENCE PAGE
                   PURSUANT TO RULE 501 (B) OF REGULATION S-K
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED

                                   FORM N-1A
PART A
ITEM NO.                                LOCATION IN PROSPECTUS
--------                                ----------------------

1.  Cover Page                          Cover Page

2.  Synopsis                            N/A

3.  Condensed Financial Information     Financial Highlights

4.  General Description of Registrant   The Trust; Investment Objectives and
                                        Policies of the Funds; Risk Factors;
                                        Limiting Investment Risks; Description
                                        of the Trust

5.  Management of the Fund              Management; Additional Information

5A. Management's Discussion of Fund
    Performance                         Not Applicable

6.  Capital Stock and Other Securities  Dividends and Distributions; Federal
                                        Taxation; Description of the Trust;
                                        Additional Information

7.  Purchase of Securities Being
    Offered                             How to Buy Shares

8.  Redemption or Repurchase            How to Redeem Shares

9.  Pending Legal Proceedings           N/A


PART B                                  LOCATION IN STATEMENT
ITEM NO.                                ADDITIONAL INFORMATION
--------                                ----------------------

10. Cover Page                          Cover Page

11. Table of Contents                   Table of Contents

12. General Information and History     N/A

13. Investment Objectives and Policies  Investment Objectives and Policies;
                                        Risk Factors; Investment Restrictions;
                                        Portfolio Transactions and Brokerage

14. Management of the Fund              Trustees and Officers

15. Control Persons and Principal       Principal Shareholders
    Holders of Securities

PART B                                  LOCATION IN STATEMENT
ITEM NO.                                ADDITIONAL INFORMATION
--------                                ----------------------


16. Investment Advisory and Other       Investment Advisory Services;The
    Services                            Distributor; Trustees and Officers;
                                        Additional Information

17. Brokerage Allocation and Other      Portfolio Transactions and Brokerage
    Practices

18. Capital Stock and Other Securities  General Information

19. Purchase, Redemption and Pricing    Valuation of Shares; Redemptions
    of Securities Being Offered         in Kind

20. Tax Status                          Taxes

21. Underwriters                        The Distributor

22. Calculation of Performance Data     Performance

23. Financial Statements                Financial Statements

PROSPECTUS

                       VAN ECK WORLDWIDE INSURANCE TRUST

-------------------------------------------------------------------------------

                   99 Park Avenue, New York, New York 10016
                                (212) 687-5200
-------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company consisting of five separate funds (the "Funds"), each of which has a specific investment objective. Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity contracts (the "Contracts").

WORLDWIDE EMERGING MARKETS FUND--seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. Peregrine Asset Management (Hong Kong) Limited ("PAM" or "Sub-Adviser") serves as sub-investment adviser to this Fund.

WORLDWIDE BALANCED FUND--seeks long term capital appreciation together with current income. Fiduciary International, Inc. ("Fll" or "Sub-Adviser") serves as sub-investment adviser to this Fund.

WORLDWIDE HARD ASSETS FUND--seeks long-term capital appreciation by investing globally, primarily in "Hard Asset Securities." Income is a secondary consideration.

WORLDWIDE BOND FUND--seeks high total return through a flexible policy of investing globally, primarily in debt securities.

Worldwide Emerging Markets Fund, Gold and Natural Resources Fund, Worldwide Bond Fund and Worldwide Hard Assets Fund are managed by Van Eck Associates Corporation (the "Adviser"), 99 Park Avenue, New York, New York 10016. See "Management." Van Eck Securities Corporation (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as Distributor of the Funds' shares.

                               ---------------

This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. For further information about the Funds, please call the Funds or the Distributor at the above telephone number.

The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

A Statement of Additional Information, dated April 30, 1997, which further discusses the Trust and Funds, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge upon request to the Funds, or the Distributor at the above address or by calling the telephone number listed above.

-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

The Trust...................................................................   3
Financial Highlights........................................................   3
Investment Objectives and Policies of the Funds.............................   5
Risk Factors................................................................  11
Limiting Investment Risks...................................................  17
Management..................................................................  18
How to Buy Shares...........................................................  21
Dividends and Distributions.................................................  21
How to Redeem Shares........................................................  21
Federal Taxation............................................................  23
Description of the Trust....................................................  23
Additional Information......................................................  23

                                   THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company, organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Worldwide Emerging Markets Fund and Gold and are classified as diversified funds under the Investment Company Act of 1940, as amended, (the "Act"). Worldwide Bond Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund are non-diversified funds. (See "Description of the Trust.")

                             FINANCIAL HIGHLIGHTS

The Financial Highlights below give selected information for a share of each Fund outstanding for the year or period indicated. The Financial Highlights presented have been audited by Deloitte & Touche LLP, independent accountants, for all years from commencement of operations through April 30, 1992. For all other fiscal years, the Financial Highlights presented have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon appear in the Funds' Annual Reports. This information should be read in conjunction with the financial statements and related notes that also appear in the Funds' Annual Reports. The Annual Reports also contain additional performance information that are available upon request and without charge.

     DRAFT INFORMATION FOLLOWS -- TO BE UPDATED BEFORE EFFECTIVENESS

WORLDWIDE HARD ASSETS FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                           FOR THE EIGHT      FOR THE PERIOD
                                           MONTHS ENDED     AUGUST 21, 1995(a)
                                         DECEMBER 31, 1996  TO APRIL 30, 1996
                                         ----------------- --------------------
Net Asset Value, Beginning of Period....      $ 12.44            $ 10.00
                                              -------            -------
  Income From Investment Operations:
    Net Investment Income (b)...........         0.36               0.11
    Net Gains on Securities (both real-
     ized and unrealized)...............         2.71               2.33
                                              -------            -------
    Total From Investment Operations....         3.07               2.44
                                              -------            -------
  Less Distributions:
    Dividends from Net Investment In-
     come...............................         (.70)                --
                                              -------            -------
Net Asset Value, End of Period..........      $ 14.81            $ 12.44
                                              =======            =======
Total Return (c)........................        25.98%             24.40%
Ratios/Supplementary Data
Net Assets, End of Period (000).........      $ 2,966            $ 1,551
Ratio of Expenses to Average Net Assets
 (d)....................................          .00               0.00%
Ratio of Net Income to Average Net As-
 sets (e)...............................         1.71               1.45%
Portfolio Turnover Rate.................       118.62%            119.54%
Average Commission Rate Paid............        .0124            $0.0385

WORLDWIDE EMERGING MARKETS FUND
                                           FOR THE EIGHT      FOR THE PERIOD
                                           MONTHS ENDED    DECEMBER 21, 1995(a)
                                         DECEMBER 31, 1996  TO APRIL 30, 1996
                                         ----------------- --------------------
Net Asset Value, Beginning of Period....      $ 10.95            $ 10.00
                                              -------            -------
  Income From Investment Operations:
    Net Investment Income (b)...........          .01               0.07
    Net Gains on Securities (both real-
     ized and unrealized)...............         1.59               0.88
                                              -------            -------
    Total From Investment Operations....         1.60               0.95
                                              -------            -------
  Less Distributions:
    Distributions from net investment
     income.............................        (0.06)                --
                                              -------            -------
Net Asset Value, End of Period..........      $ 12.49            $ 10.95
                                              =======            =======
Total Return (c)........................        14.66%              9.50%
Ratios/Supplementary Data
Net Assets, End of Period (000).........      $15,355            $   597
Ratio of Expenses to Average Net Assets
 (f)....................................         0.00%              0.00%
Ratio of Net Income to Average Net As-
 sets (e)...............................         0.74%              1.89%
Portfolio Turnover Rate.................        32.32%             45.89%
Average Commission Rate Paid............      $0.0029            $0.0124

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and a redemption on the last day of the period. Total return for the period ended April 30, 1996 was not annualized.
(d) Had the Advisor not reimbursed expenses and had there been no custodian fee arrangement, the expense ratio for the period August 21, 1995 (commencement of operations) to April 30, 1996 would have been 2.51%.
(e) Annualized.
(f) Had the Advisor not reimbursed expenses and had there been no custodian fee arrangement, the expense ratio for the period December 21, 1995 (commencement of operations) to April 30, 1996 would have been 2.06%.

                                          GOLD AND NATURAL RESOURCES FUND
                        --------------------------------------------------------------------------------
                          FOR THE
                           EIGHT
                           MONTHS
                           ENDED                        YEAR ENDED APRIL 30,
                        DECEMBER 31,   -----------------------------------------------------------------
                            1996         1996         1995     1994     1993     1992     1991    1990+
                        ------------   --------     --------  -------  -------  ------   ------   ------
 Net Asset Value,
 Beginning of
 Period..........           $16.92     $  13.49     $  13.11  $ 10.61  $  8.25  $ 8.85   $ 9.51   $10.00
                          --------     --------     --------  -------  -------  ------   ------   ------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net Investment
 Income..........             0.02         0.12         0.08     0.07     0.01    0.04     0.16     0.08
 Net Gains or
 Losses on
 Securities (both
 realized and
 unrealized).....             0.09         3.44         0.37     2.47     2.39   (0.53)   (0.69)   (0.57)
                          --------     --------     --------  -------  -------  ------   ------   ------
 Total From
 Investment
 Operations......             0.11         3.56         0.45     2.54     2.40   (0.49)   (0.53)   (0.49)
                          --------     --------     --------  -------  -------  ------   ------   ------
 LESS
 DISTRIBUTIONS:
 Dividends (from
 net investment
 income).........            (0.16)       (0.13)       (0.07)   (0.04)   (0.04)  (0.11)   (0.13)     --
 Distributions
 (from capital
 gains)..........            (0.15)         --           --       --       --      --       --       --
                          --------     --------     --------  -------  -------  ------   ------   ------
 Total
 Distributions...            (0.31)        0.13        (0.07)   (0.04)   (0.04)  (0.11)   (0.13)    0.00
                          --------     --------     --------  -------  -------  ------   ------   ------
 Net Asset Value,
 End of Period...           $16.72        16.92     $  13.49  $ 13.11  $ 10.61  $ 8.25   $ 8.85   $ 9.51
                          ========     ========     ========  =======  =======  ======   ======   ======
-----------------------------------------------------------------------------------------------------------------------------------
 Total Return(a).             0.60%       26.66%        3.43%   23.96%   29.19%  (5.62%)  (5.67%)  (4.90%)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplementary
 Data:
 Net Assets, End
 of Period (000's
 omitted)........         $167,417     $186,370     $127,320  $81,248  $30,896  $9,836   $6,936   $3,660
 Ratio of
 Expenses to
 Average Net
 Assets(b).......             1.23%(b)     1.08%(f)     0.96%    0.96%    1.61%   1.32%    0.52%     --
 Ratio of Net
 Income to
 Average Net
 Assets..........              .10%        0.81%        0.71%    0.64%    0.25%   0.60%    2.10%    2.46%*
 Portfolio
 Turnover Rate...            53.34%       26.37%       23.30%   15.84%   14.61%   0.48%   21.86%    5.09%*
 Average
 Commission Rate
 Paid............           $.0316      $0.0310
                                                 WORLDWIDE BOND FUND
                        -------------------------------------------------------------------------------------
                          FOR THE
                           EIGHT
                           MONTHS
                           ENDED                         YEAR ENDED APRIL 30,
                        DECEMBER 31,   ----------------------------------------------------------------------
                            1996         1996         1995        1994     1993     1992     1991    1990+
                        -------------- ------------ ------------ -------- -------- -------- -------- --------
 Net Asset Value,
 Beginning of
 Period..........           $10.88     $  11.46     $  10.05     $ 10.62  $ 11.57  $ 10.82  $ 10.10  $10.00
                        -------------- ------------ ------------ -------- -------- -------- -------- --------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net Investment
 Income..........             0.36         0.58         0.68(e)     0.63     0.81     0.62     1.03    0.26
 Net Gains or
 Losses on
 Securities (both
 realized and
 unrealized).....             0.17        (0.34)        0.77       (0.37)   (0.75)    0.67     0.19   (0.16)
                        -------------- ------------ ------------ -------- -------- -------- -------- --------
 Total From
 Investment
 Operations......             0.53         0.24         1.45        0.26     0.06     1.29     1.22    0.10
                        -------------- ------------ ------------ -------- -------- -------- -------- --------
 LESS
 DISTRIBUTIONS:
 Dividends (from
 net investment
 income).........            (0.31)       (0.82)       (0.04)      (0.72)   (0.83)   (0.53)   (0.50)    --
 Distributions
 (from capital
 gains)..........              --           --           --        (0.11)   (0.18)   (0.01)     --      --
                        -------------- ------------ ------------ -------- -------- -------- -------- --------
 Total
 Distributions...            (0.31)       (0.82)       (0.04)      (0.83)   (1.01)   (0.54)   (0.50)   0.00
                        -------------- ------------ ------------ -------- -------- -------- -------- --------
 Net Asset Value,
 End of Period...           $11.10     $  10.88     $  11.46     $ 10.05  $ 10.62  $ 11.57  $ 10.82  $10.10
                        ============== ============ ============ ======== ======== ======== ======== ========
--------------------------------------------------------------------------------------------------------------
 Total Return(a).             4.98%        2.07%       14.51%       2.49%    0.38%   12.21%   12.37%   1.00%
--------------------------------------------------------------------------------------------------------------
 Ratios/Supplementary
 Data:
 Net Assets, End
 of Period (000's
 omitted)........         $118,676     $107,541     $113,466     $80,908  $66,035  $40,930  $15,046  $2,237
 Ratio of
 Expenses to
 Average Net
 Assets(b).......             1.17%(b)     1.08%(c)     0.98%(c)    0.93%    1.01%    1.05%    0.50%    --
 Ratio of Net
 Income to
 Average Net
 Assets..........             1.16%        5.26%        6.24%       6.47%    8.47%    8.55%    9.75%   9.22%*
 Portfolio
 Turnover Rate...             4.99%(b)   208.05%      265.87%      37.59%  248.21%  231.34%  341.01%  12.23%*
 Average
 Commission Rate
 Paid............            73.95%
                                 WORLDWIDE BALANCED FUND
                         -------------------------------------
                           FOR THE                    FOR THE
                            EIGHT                    PERIOD FROM
                            MONTHS        YEAR      DECEMBER 23,
                            ENDED         ENDED    1994(degrees) to
                         DECEMBER 31,   APRIL 30,      APRIL 30,
                             1996         1996          1995
                         -------------- ------------ ---------
 Net Asset Value,
 Beginning of
 Period..........           $10.29        $10.00        $10.00
                         -------------- ------------ ---------
 INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net Investment
 Income..........             0.25          0.04(e)        --
 Net Gains or
 Losses on
 Securities (both
 realized and
 unrealized).....             0.61          0.25           --
                         -------------- ------------ ---------
 Total From
 Investment
 Operations......             0.86          0.29          0.00
                         -------------- ------------ ---------
 LESS
 DISTRIBUTIONS:
 Dividends (from
 net investment
 income).........            (0.01)          --            --
 Distributions
 (from capital
 gains)..........              --            --            --
                         -------------- ------------ ---------
 Total
 Distributions...              --           0.00          0.00
                         -------------- ------------ ---------
 Net Asset Value,
 End of Period...           $11.14       $ 10.29        $10.00
                         ============== ============ =========
--------------------------------------------------------------
 Total Return(a).             8.38%         2.90%         0.00%
--------------------------------------------------------------
 Ratios/Supplementary
 Data:
 Net Assets, End
 of Period (000's
 omitted)........           $1,766       $   608           .14
 Ratio of
 Expenses to
 Average Net
 Assets(b).......             2.49%(b)      0.00%(d)      0.00%(d)
 Ratio of Net
 Income to
 Average Net
 Assets..........             4.27%(b)      0.42%         0.00%
 Portfolio
 Turnover Rate...             0.76%         0.00%         0.00%
 Average
 Commission Rate
 Paid............          $0.0790       $0.0422

----
(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of dividends and distribution of capital gains at net asset value during the year and a redemption on the last day of the period. Total return for the period ended April 30, 1990 for Gold and Natural Resources Fund and Worldwide Bond Fund and the period ended April 30, 1995 for Worldwide Balanced Fund were not annualized.
(b) Had the Adviser not reimbursed expenses, the expense ratios for the year ended April 30, 1991 and for the period September 1, 1989 (commencement of operations) to April 30, 1990 would have been 1.21% and 1.87%, respectively, for Gold and Natural Resources Fund and 1.14% and 2.80%, respectively for Worldwide Bond Fund. With respect to Gold and Natural Resources Fund and Worldwide Bond Fund, as of September 29, 1995 the effective rate of the Adviser's management fee is 1.0%. Prior to September 29, 1995, the effective rate of the management fee was 0.75%.
(c) Ratio would have been 1.10% and 0.99%, respectively, had there not been directed brokerage and custodian fee arrangements.
(d) Had the Adviser not reimbursed expenses, and had the Fund not had a custodian fee arrangement, the expense ratios would have been 12.61% and 78.40%, respectively.
(e) Based on average shares outstanding.
(f) The ratio was not impacted by the directed brokerage and custodian fee arrangements.
(dCommencementeofgoperations.rees)
* Annualized
+ From September 1, 1989 (commencement of operations) to April 30, 1990.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

A description of the investment objectives and policies of the Funds is set forth below. The investment objective of a Fund may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund, as defined in the Act. As a result of the market risk inherent in any investment, there is no assurance that the Funds will achieve their objectives. For further information about a Fund's investment policies, see "Investment Objectives and Policies" in the Statement of Additional Information.

WORLDWIDE EMERGING MARKETS FUND

OBJECTIVE:

Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

POLICIES:

In pursuit of its investment objective, the Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita as well as the potential for rapid economic growth. Specifically, an "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Eastern Europe and Africa. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Countries and emerging market equity securities. The Fund considers emerging market securities to include securities that (i) principally trade in the capital markets of an emerging market country; (ii) derive at least 50% of company total revenues from either goods produced or services performed in emerging market countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) are of companies organized under the laws of, and with a principal office in, an Emerging Country; (iv) are of investment companies (such as country funds) that principally invest in emerging market securities; and (v) are American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. See "Risk Factors--Emerging Market Securities".

The Fund may invest indirectly in emerging markets by investing in other investment companies. Due to restrictions on direct investment by foreign entities in certain emerging market countries, investment in other investment companies may be the most practical or the only manner in which the Fund can invest in the securities markets of certain emerging market countries. Such investments may involve the payment of premiums above the net asset value of such issuers' portfolio securities; are subject to limitations under the Act; are constrained by market availability; and may constitute passive foreign investment companies for Federal income tax purposes. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The Adviser and Sub-Adviser have agreed to waive their management fees with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to its investments in shares of closed-end investment companies.

The Fund may, as described below in "Risk Factors," invest in derivatives. Derivatives in which the Fund may invest include futures contracts, forward contracts, options, swaps, structured notes and other similar securities as may become available in the market. These instruments offer certain opportunities and additional risks that are described below.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Trust. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's Investors Service, Inc. ("Moody's"); A-1 or better by Standard & Poor's Corporation ("S&P"); Fitch-1 by Fitch; Duff-1 by Duff & Phelps ("D&P") or if unrated, will be of comparable high quality as determined by the Adviser or Sub-Adviser.

The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). See "Risk Factors--Debt Securities" and "Risk Factors--Low Rated or Unrated Debt Securities".

The Adviser believes that the economies of emerging markets will continue to have among the world's fastest rates of growth over the next decade. In many instances, the growth in these countries is brought on by a move away from governmental intervention in the marketplace and an aggressive move towards free market capitalism. Many emerging markets are still developing and considerably less liquid. Investors can expect there will be periods of volatility and reduced liquidity in these markets. The Fund involves above-average risk, and as such, is designed as a long-term investment. There can be no assurance that the Fund will achieve its investment objective. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Markets Securities" below.

PAM serves as sub-adviser to the Fund. PAM has been registered with the Securities and Exchange Commission ("SEC") as an investment adviser since April 17, 1995. PAM was incorporated in Hong Kong in 1991 and is a 100% owned subsidiary of Peregrine Asset Management Holdings Limited, which, in turn, is a 75% owned subsidiary of Peregrine Investments Holdings Limited ("Peregrine"). Peregrine and its affiliates comprise the largest independent Asian based investment bank located outside of Japan and Korea. Established in 1988, Peregrine and its affiliates have offices in thirteen Asian countries as well as in Europe and the United States. Investment professionals at PAM collectively have over forty years experience in managing funds which invest in emerging markets. The Adviser believes PAM has unique knowledge and experience in global emerging market investing. PAM will select investments for the Fund based on its assessment of where emerging market opportunities for long-term capital appreciation are most attractive. When making investment decisions, PAM will evaluate characteristics of various Emerging Countries such as the outlook for economic growth and inflation and government monetary and fiscal policies. In selecting specific companies for investment, PAM will analyze such factors as growth potential, financial strength and management experience. See "Management".

There is no limitation on the amount the Fund can invest in emerging markets. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. Global investing involves economic and political considerations, which may favorably or unfavorably affect the Fund's performance. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Markets Securities" below.

WORLDWIDE BALANCED FUND

OBJECTIVE:

Worldwide Balanced Fund seeks long-term capital appreciation together with current income.

POLICIES:

The Fund intends to achieve its investment objective by investing its assets in the United States and other countries throughout the world, and by allocating its assets among equity securities, fixed-income securities and short-term instruments.

The Adviser believes that allocation of assets into many countries and across asset classes can, over the long-term, provide higher returns than portfolios invested solely in bonds with lower risk or volatility than portfolios invested entirely in stocks. Thus, the "risk-adjusted return" of a diversified portfolio has the potential to be more attractive than some other, more concentrated portfolios. In addition, the balanced approach reduces the risk where events in any one country may adversely affect the entire portfolio. Investors should be aware that although the Fund diversifies across more investment types than most mutual funds, no one mutual fund can provide a complete investment program for all investors. There can be no assurance that allocation of assets both globally and across asset classes will reduce these risks or that the Fund will achieve its investment objective.

While FII does not currently serve as sub-investment adviser to the Fund, it is expected to do so when the Fund's assets reach a level at which it is appropriate to utilize the sub investment adviser's services. FII is a wholly-owned subsidiary of Fiduciary Investment Corporation, which, in turn, is a wholly-owned subsidiary of Fiduciary Trust Company International. The Adviser believes FII has unique knowledge and experience in global investing.

The Fund seeks investment opportunities in the world's major stock, bond and money markets. Under normal conditions, the Fund will invest its assets in at least three countries including the United States. There is no limitation or restriction on the amount of assets to be invested in any one asset class or country. Over the long-term, the Fund will attempt to invest a minimum of 25% of its assets in the United States, with the balance outside the United States and the Fund will attempt to maintain an asset allocation of 60% in equity securities and 40% in fixed-income securities and short-term instruments. However, subsequent to the initial investment period, at least 25% of the Fund's total assets will always be invested in fixed-income senior securities and at least 25% of the Fund's total assets will always be invested in equities.

The Fund will not invest more than 10% of its assets in the securities of developing countries with emerging economies or securities markets. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities.

The average maturity of the debt securities in the Fund's portfolio will be based on the judgment of the Adviser or FII as to future interest rate changes. The assets of the Fund invested in fixed income securities will consist of securities which are believed by FII to be high grade. The assets of the Fund invested in short-term instruments will consist primarily of securities rated in the highest category. See "Risk Factors--Debt Securities."


During periods of adverse or unusual economic and/or market conditions, the Fund may, for temporary defensive purposes, make substantial investments in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper and repurchase agreements. For temporary defensive purposes, the Fund can have all of its assets invested in any one country or currency.

The Fund may invest up to 5% of its net assets in options on equity securities and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. The Fund may buy and sell financial futures contracts and options on financial futures contracts. The Fund may write, purchase or sell puts and calls on foreign currencies and securities, and invest in "when-issued" securities, "partly paid" securities (securities paid for over a period of time), and securities of foreign issuers. The Fund may lend its portfolio securities and borrow money for investment purposes (i.e., leverage its portfolio). For a further discussion of these investments, see "Risk Factors."

GLOBAL HARD ASSETS FUND

OBJECTIVE:

The Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration.

POLICIES:

The Adviser believes "Hard Asset Securities" (as defined below) offer an opportunity to achieve long-term capital appreciation and to protect wealth against eroding monetary values during periods of cyclical economic expansions. Since the market action of Hard Asset Securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. An investment in the Fund's shares should be considered part of an overall investment program rather than a complete investment program.

Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. See "Risk Factors--Indexed Securities and Structured Notes." "Hard Asset Companies" includes companies that are directly or indirectly engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together "Hard Assets"): (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons,
(iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in "Hard Asset Securities" and the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating up to 50% of the Fund's assets in any one of the above sectors. Therefore, it may be subject to greater risks and market fluctuations than other investment companies with more diversified portfolios. Some of these risks include: volatility of energy and basic materials prices; the risks generally associated with extraction of natural resources; actions and changes in government which could affect the production and marketing of Hard Assets; and Hard Asset Securities may also experience greater price fluctuations than the relevant Hard Asset.

The Fund seeks investment opportunities worldwide. Under normal conditions, the Fund will invest its assets in at least three countries including the United States. There is no limitation or restriction on the amount of assets to be invested in any one country, developed or underdeveloped or in emerging markets. Global investing involves economic and political considerations not typically applicable to the U.S. markets. See "Risk Factors--Foreign Securities" and "Risk Factors--Emerging Market Securities" below.

The Fund may invest in common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other incorporated entities or enterprises; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. The Fund may invest in derivatives,
see "Risk Factors"--p.   . The Fund may invest up to 10% of its net assets,
taken at market value at the time of investment, in precious metals, whether in bullion or coins. In addition, the Fund may invest in futures and forward contracts and options on precious metals and other Hard Assets.

The Fund may invest up to 35% of its total assets in debt securities whose value is not linked to the value of a Hard Asset of Hard Asset Companies. Non-Hard Asset debt securities include high grade, liquid debt securities of foreign companies, foreign governments and the U.S. Government and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency.

LOW RATED DEBT SECURITIES: The Fund may invest in lower quality, high-yielding debt securities (commonly referred to as "junk bonds") of Hard Asset Companies rated as low as CCC by Standard & Poor's Corporation ("S&P") or Caa by Moody's

Investors Service, Inc. ("Moody's"). Debt rated Caa or CCC presents a significantly greater risk of default than do higher rated securities. These debt instruments may increase or decrease with the value of a Hard Asset. The Fund will not invest more than 25% of its assets in debt securities rated below BBB by S&P or Baa by Moody's. The assets of the Fund invested in fixed income securities, excluding fixed income securities whose value is linked to the value of a Hard Asset and of Hard Asset Companies, will consist of securities which are believed by the Adviser to be high grade. The Fund may invest up to 10% of its assets in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. Asset-backed securities backed by Hard Assets and whose value is expected to be linked to underlying Hard Assets are excluded from the 10% limitation. See "Risk Factors--Debt Securities".

The Fund may, for temporary defensive purposes, make substantial investments in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper and repurchase agreements.

The Fund was formally known as the Gold and Natural Resources Fund. On April 9, 1997, a Special Meeting of Shareholders was held. At the meeting, a majority of shareholders voted to change the investment objective, restrictions, concentration policy, and the Fund name to that which appears in this prospectus.

FACTORS AFFECTING GLOBAL HARD ASSETS FUND:

REAL ESTATE SECURITIES

Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REIT's") and other real estate industry companies or companies with substantial real estate investments. The Fund may be subject to certain risks associated with direct ownership of real estate. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are subject to interest rate risk, heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. In order to comply with certain securities laws of a state in which shares of the Fund are currently sold, the Fund has undertaken not to invest more than 15% of its assets in securities of REITs which are NOT self-managed or self-administered. To the extent the above restriction has been adopted to comply with state securities laws, it shall not apply to the Fund once such laws are no longer in effect.


PRECIOUS METALS

The Fund may invest in precious metal coins whose value is based primarily on their precious metal content. In view of the established world market for precious metals, the daily value of such coins is readily ascertainable and their liquidity is assured. Since such investments do not generate any investment income, the sole source of return from such investments would be from gains or losses realized on their sale. Although subject to substantial fluctuations in value, management believes such investments could be beneficial to the investment performance of the Fund and could be a potential hedge against inflation, as well as an investment with possible growth potential. In addition, at the appropriate time, investments in precious metal coins or bullion could moderate fluctuations in the Fund's portfolio value, as at times the prices of precious metals have tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals.

Precious metals trading is a speculative activity and markets are, therefore, at times, volatile. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Gold and other precious metals are also subject to governmental action for political reasons. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from gains resulting from selling precious metals or any other physical commodity. The Fund may be required, therefore, to hold its precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when it would not otherwise do so for investment reasons. Precious metals incur storage costs which are higher than the custody fees paid on financial assets.

INDEXED SECURITIES AND STRUCTURED NOTES

The Fund may invest in indexed securities whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. An indexed security enables the investor to purchase a note whose coupons and/or principal redemption are linked to the performance of an underlying asset. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest.

Indexed securities may be publicly traded or may be two-party contracts (such two-party agreements are structured notes). When the Fund purchases a structured note it will make a payment of principal to the counterparty. The Fund will purchase structured notes only from counterparties rated A or better by S&P, Moody's or another nationally recognized statistical rating organization. The Adviser will monitor the liquidity of structured notes under the supervision of the Board of Trustees and structured notes determined to be illiquid will be aggregated with other illiquid securities and limited to 15% of the net assets of the Fund.

For a discussion of other investments associated with investing in the Fund, see "Factors Affecting Asia Dynasty Fund, Asia Infrastructure Fund, Global Global Balanced Fund and Global Hard Assets Fund" and "Risk Factors."


WORLDWIDE BOND FUND

OBJECTIVE:

Worldwide Bond Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

POLICIES:

Total return is comprised of current income and capital appreciation. The Fund attempts to achieve its investment objective by taking advantage of world investment opportunities. Capital appreciation will result during times of declining interest rates and, with respect to investing globally, as a result of foreign currency fluctuations relative to a declining dollar. Normally, the Fund will have at least 65% of its total assets invested in bonds of varying maturities.

The Adviser believes that diversification of assets on an international basis may reduce the risk that events in any one country, including the United States, may adversely affect the entire portfolio. There can be no assurance that diversification of assets will reduce this risk. The Adviser will determine the amount of the Fund's assets to be invested in corporate and government securities based on its assessment of where opportunities for total return are expected to be most attractive. When making this determination, the Adviser will evaluate the political and economic risks of the principal countries of the world, prospects for the relationship of their currencies to the U.S. dollar, the outlook for their interest rates, credit quality and other factors. The long-term assets of the Fund will consist primarily of securities which are believed by the Adviser to be high grade, that is, rated A or better by S&P or Moody's or if unrated, to be of comparable quality in the judgment of the Adviser. The Fund may make investments in low rated debt securities rated BBB (investment grade), BB, or B, not to exceed 20% of total net assets. Lower rated debt may offer higher returns, but also present a greater risk of default than do higher rated securities. These securities could include both corporate issues and debt issued by a government and its respective agencies, instrumentalities, political subdivisions and authorities. For a further discussion of debt securities see "Risk Factors."

During normal market conditions, the Fund expects to invest in debt securities, such as obligations issued or guaranteed by a government or any of its political subdivisions, agencies or instrumentalities, or by a supranational organization such as the World Bank or European Economic Community, bonds, debentures, notes, commercial paper, time deposits, certificates of deposit and repurchase agreements, as well as debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants.

The average maturity of the debt securities in the Fund's portfolio will be based on the Adviser's judgment as to future interest rate changes. The Adviser expects the average maturity to be between three and ten years. In addition, when warranted, the Fund may invest in securities maturing in 13 months or less, and most or all of its investments may be in the United States or another country.

The Fund may invest up to 5% of its assets at the time of purchase in warrants. The Fund may invest up to 5% of its assets at the time of purchase in preferred stocks and preferred stocks which may be convertible into common stock. The Fund may invest in collateralized mortgage obligations. The Fund may buy and sell financial futures contracts and options on financial futures contracts and may write, purchase or sell puts and calls on foreign currencies and securities. The Fund may invest in "when-issued" securities and securities of foreign issuers. In addition, the Fund may lend its portfolio securities and borrow money for investment purposes (i.e., leverage its portfolio). For a further discussion of these investments, see "Risk Factors."

There is no limit on the amount the Fund may invest in any one country or in securities denominated in the currency of any one country. Normally the Fund will invest in three countries besides the United States. However, the Fund may invest solely in the securities of one country such as the United States when economic conditions warrant, such as an extreme undervaluation of the currency and exceptionally high returns of that country's currency relative to other currencies.

                                 RISK FACTORS

Assets of the Funds are subject to market fluctuations and risks inherent in all securities. In addition, assets of the Funds may be subject to other special considerations, such as those listed below.

FOREIGN SECURITIES

The Funds may purchase securities of foreign issuers including foreign investment companies. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial reporting standards as are American companies and there may be less government supervision and regulation of foreign stock exchanges, brokers and companies.

Foreign securities may be subject to foreign taxes, higher custodian fees, higher brokerage commissions and higher dividend collection fees which could reduce the yield or return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for United States federal income tax purposes for his proportionate share of such foreign taxes paid by the Fund. See "Foreign Currency and Foreign Currency Transactions" below. See "Taxes" in the Prospectus and "Risks--Foreign Securities" in the Statement of Additional Information.

Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund may invest in South African and Russian issuers. Political and social conditions in South Africa and Russia, due to the unsettled political conditions which could recur in South Africa, Russia or their neighboring countries, as well as the fact that settlement procedures in Russia are not fully formalized, may pose certain risks to the Funds' investments. Such risks could have an adverse effect on investments in those countries, including the Funds' investments and, under certain conditions, on the liquidity of the Funds' portfolios and their ability to meet shareholder redemption requests. The ability of the Funds to invest or hold their investments in South African or Russian companies may be further affected by changes in United States, South African or Russian laws or regulations.

In addition to investing directly in the securities of United States and foreign issuers, the Funds may also invest in American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), American Depositary Shares
(ADSs), Global Depositary Shares (GDSs) and securities of foreign investment funds or trusts (including passive foreign investment companies). See "Foreign Securities in the SAI."

EMERGING MARKETS SECURITIES

Investments of the Funds may be made from time to time in companies in developing countries as well as in developed countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to potentially unstable governments, economies based on only a few industries and securities markets which trade a small number of securities and may therefore at times be illiquid. Securities markets of developing countries tend to be more volatile than the markets of developed countries. Countries with developing markets may present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in developing markets may have limited marketability and may be subject to more abrupt or erratic price movements. However, such markets have in the past provided the opportunity for higher rates of return to investors. There is no assurance that these markets will offer such opportunity in the future.

Many of these emerging markets limit the percentage of their domestic issuers that foreign investors, such as the Funds, may own by requiring that such issuers issue two classes of shares--"local" and "foreign" shares. Foreign shares may be held only by investors that are not considered nationals or residents of that country and generally are convertible into local shares. Foreign shares may be subject to various restrictions, including restrictions on the right to receive dividends and other distributions and on the right to vote. Local shares are intended for ownership by nationals or residents of the country. The market for foreign shares is generally less liquid than the market for local shares, although in most cases foreign shares may be converted into local shares. In addition, foreign shares often trade at a premium to local shares. Generally, it is expected that the Funds will hold foreign shares. However, the Funds will only purchase local shares where foreign shares are not available for purchase. Where permitted, the Funds will attempt to convert local shares to foreign shares promptly.

The securities markets in the emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A Fund's ability to participate fully in the markets may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. In addition, limited liquidity may impair a Fund's ability to liquidate a position at the time and price it wishes to do so. Many of these stock markets are undergoing a period of growth and change which may result in trading volatility, and in difficulties in the settlement and recording of transactions and in interpreting and applying the relevant law and regulations. Certain developing countries do not have a comprehensive system of laws, although substantial changes have occurred in this regard in recent years. Even where adequate law exists in certain developing countries, it may be impossible to obtain swift and equitable enforcement of such law or to obtain enforcement of the judgment by a court of another jurisdiction.

In addition, stockbrokers and other intermediaries in emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets. The prices at which a Fund may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities.

PRECIOUS METALS

Gold and Natural Resources Fund and Worldwide Hard Assets Fund may invest in precious metal coins. The value of such coins is based primarily on their precious metal content. Since such investments do not generate any investment income, the sole source of return from such investments would be from gains or losses realized on their sale. The Funds incur additional costs in storing gold bullion and coins. These storage costs are generally higher than custodial costs for securities. Although subject to substantial fluctuations in value, management believes such investments could be beneficial to the investment performance of the Funds and could be a potential hedge against inflation, as well as an investment with possible growth potential. In addition, at the appropriate time, investments in precious metal coins or bullion could help to moderate fluctuations in the Funds' portfolio value, as at times the prices of precious metals have tended not to fluctuate as widely as shares of issuers engaged in the mining of such precious metals. In view of the established world market for precious metals, the daily value of such coins is readily ascertainable and their liquidity is assured.

Precious metal trading is a speculative activity and markets at times volatile. Prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Gold and other precious metals are also subject to governmental action for political reasons. Under current U.S. tax law, the Funds may not receive more than 10% of their respective yearly income from gains resulting from the sale of precious metals or any other physical commodity. The Funds may be required, therefore, to hold their precious metals or sell them at a loss, or to sell their portfolio securities at a gain, when they would not otherwise do so for investment reasons.

FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSACTIONS

Changes in currency exchange rates may affect the Funds' net asset value. There can be no assurance that the Adviser will be able to anticipate currency fluctuations in exchange rates accurately. The Funds may invest in a variety of derivatives and enter into hedging transactions to attempt to moderate currency fluctuations. The Funds may purchase and sell put and call options on, or enter into futures contracts or forward contracts to purchase or sell, foreign currencies. This may reduce a Fund's losses on a security when a foreign currency's value changes. The Funds will enter into forward contracts to duplicate a cash market transaction. The Funds will not purchase or sell foreign currency as an investment except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund may enter into currency swaps. See "Futures Contracts and Options on Futures Contracts" and "Hedging Strategies" below and "Foreign Currency Transactions" and "Futures and Options Transactions" in the Statement of Additional Information.

CURRENCY SWAPS

Except for Worldwide Bond Fund, the Funds may enter into currency swaps solely for hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, a Fund may expect to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. Gold and Natural Resources and Worldwide Hard Assets may also enter into other asset swaps. Asset swaps are similar to currency swaps in that the performance of a Hard Asset (e.g., gold) may be "swapped" for another (e.g., energy).

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. If the Adviser or Sub-Adviser is incorrect in its forecasts of market values and currency exchange rates and Hard Assets values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. Swaps are generally considered illiquid and will be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

OPTIONS

For hedging and other purposes (such as creating synthetic positions), each Fund may invest up to 5% of its total assets in premiums on call and put options on domestic and foreign securities, foreign currencies, stock and bond indices, financial futures contracts and commodity futures contracts. This policy may be changed without shareholder approval. The Funds may write call or put options. As the writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. Over-the-counter options are two party contracts with price and terms negotiated by the buyer and seller, are generally considered illiquid and will be limited to 10% of total net assets of a Fund, except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund will be limited to 15% of total net assets.



FUTURES CONTRACTS

The Funds may buy and sell financial futures contracts which may include security and interest-rate futures, stock and bond index futures contracts and foreign currency futures contracts. The Gold and Natural Resources Fund and Worldwide Hard Assets Fund may also buy and sell commodity futures contracts. A security or interest-rate futures contract is an agreement between two parties to buy or sell a specified security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A foreign currency futures contract is an agreement to buy or sell a specified amount of a currency for a set price on a future date. A commodity futures contract is an agreement to take or make delivery of a specified amount of a commodity, such as gold, at a set price on a future date.

Worldwide Hard Assets Fund and Gold and Natural Resources Fund may invest in commodity futures contracts and in options on commodity futures contracts (collectively, "commodity interests"). Trading in commodity interests involves numerous risks such as leverage, high volatility illiquidity, governmental intervention designed to influence commodity prices and the possibility of delivery of the commodity interests' underlying commodities. The Funds will not use commodity futures contracts for leveraging purposes in excess of applicable limitations.

A Fund will not commit more than 5% of its total assets to initial margin deposits on futures contracts and premiums on options on futures contracts, except that with respect to Worldwide Emerging Markets Fund, Worldwide Balanced Fund, Gold and Natural Resources and Worldwide Hard Assets Fund, margin deposits for futures positions entered into for BONA FIDE hedging purposes, as such term is defined in the Commodity Exchange Act, are excluded from the 5% limitation.

The Funds may write, purchase or sell put and call options on financial futures contracts and, in addition, the Gold and Natural Resources Fund and Worldwide Hard Assets Fund may write, purchase or sell put and call options on commodity futures contracts. The Funds may write only covered put and call options. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price during the option exercise period. The writer of an option is obligated to assume a position in a specified futures contract if the option is exercised.

Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities. See "Risk Factors--Foreign Securities."

SHORT SALES

The Worldwide Emerging Markets Fund, Gold and Natural Resources Fund and Worldwide Hard Assets Fund may make short sales of equity securities. A short sale occurs when the Funds sells a security which it does not own by borrowing it from a broker. In the event that the value of the security that the Funds sold short declines, the Funds will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Funds will suffer a loss as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions. See "Short Sales" in the SAI.

HEDGING AND OTHER INVESTMENT TECHNIQUES AND STRATEGIES

Options and futures contracts can be used by the Funds as part of various hedging techniques and strategies.

When the Funds intend to acquire securities (or gold bullion or coins in the case of the Gold and Natural Resources Fund and Worldwide Hard Assets Fund) for their portfolios, they may use call options or futures contracts as a means of fixing the price of the security (or gold) they intend to purchase at the exercise price (in the case of an option) or contract price (in the case of a futures contract). An increase in the acquisition cost would be offset, in whole or part, by a gain on the option or futures contract. Options and futures contracts requiring delivery of a security may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. If the Funds hold a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Using a futures contract would not offer such partial protection against market declines and the Funds would experience a loss as if they had owned the underlying security.

To protect against anticipated declines in the value of the Funds' investment holdings, the Funds may use options, forward and futures contracts, structured notes (Worldwide Hard Assets Fund and Worldwide Emerging Markets Fund), and similar investments (commonly referred to as derivatives) as a defensive technique to protect the value of an asset the Adviser (or Sub-Adviser) deems desirable to hold for tax or other considerations or for investment reasons. One defensive technique involves selling a futures or forward contract, purchasing a put option or entering into a swap agreement whose value is expected to be inversely related to the security or asset being hedged. If the anticipated decline in the value of the asset occurs, it would be offset, in whole or part, by a gain on the futures contract, put option or swap. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold.

The Funds may hedge against changes in the value of one currency in relation to another currency in which portfolio securities of the Funds may be denominated. A Fund may employ hedging strategies with options and futures contracts on foreign currencies before the Fund purchases a foreign security, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. Last, when the Funds use options and futures in anticipation of the purchase of a portfolio security to hedge against adverse movements in the security's underlying currency, but the purchase of such security is subsequently deemed undesirable, the Fund may incur a gain or loss on the option or futures contract.

The Funds may use futures contracts and options, forward contracts and swaps as part of various investment techniques and strategies, such as creating non-speculative "synthetic" positions or implementing "cross-hedging" strategies. A "synthetic position" is the duplication of a cash market transaction when deemed advantageous by the Adviser (or Sub-Adviser) for cost, liquidity or transactional efficiency reasons. A cash market transaction is the purchase or sale of a security or other asset for cash. "Cross-hedging" involves the use of one currency to hedge against the decline in the value of another currency.


Over-the-counter options, together with repurchase agreements maturing in more than seven days and other investments which do not have readily available market quotations, are, because of liquidity considerations, limited to 10% of total net assets of a Fund, except that Worldwide Hard Assets Fund, Worldwide Emerging Markets Fund and Worldwide Balanced Fund are limited to 15% of total net assets.

In those situations where foreign currency options or futures contracts, or options on futures contracts may not be readily purchased (or where such options or contracts may be deemed illiquid) in the primary currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option, or futures contract or forward contract on a secondary currency. The secondary currency will be selected based upon the Adviser's (or Sub-Adviser's) belief that there exists a significant correlation between the exchange rate movements of the primary and secondary currencies. This strategy may be employed with respect to other securities and assets in which the Funds may invest. However, there can be no assurances that, in the case of foreign currencies, the exchange rate or the primary and secondary currencies will move as anticipated or, in the case of other securities, or generally, that the relationship between the hedged security and the hedging instrument will continue. If they do not move as anticipated or the relationship does not continue, a loss may result to the Funds on their investments in the hedging positions.

See "Futures and Options Transactions" in the Statement of Additional Information for further information about futures contracts and options, including tax effects and risks to the Funds.

REPURCHASE AGREEMENTS

In a repurchase agreement, a Fund would acquire a security for a relatively short period, and simultaneously agrees to sell it back at an agreed upon price and time. The agreement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party. See "Repurchase Agreements" in the Statement of Additional Information.

DEBT SECURITIES

The Funds may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates, the financial condition of each issuer and the value of a Hard Asset if linked to the value of a Hard Asset. These changes in market value will be reflected in the Fund's net asset value.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. A description of debt securities ratings is contained in the Appendix to the Statement of Additional Information. High grade means a rating of A or better by Moody's or S&P's, or of comparable quality in the judgment of the Adviser (or Sub-Adviser) if no rating has been given by either service. Many securities of foreign issuers are not rated by these services. Therefore, the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser (or Sub-Adviser). See "Debt Securities" in the SAI.



LOW RATED OR UNRATED DEBT SECURITIES

Gold and Natural Resources Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund may invest in lower quality, high-yielding debt securities, including high-yielding foreign debt securities (commonly referred to as "junk bonds") which are (i) rated as low as CCC by S&P or Caa by Moody's or (ii) unrated. Lower rated and unrated debt securities have some "equity" characteristics and are considered speculative and involve greater risk of loss than higher rated debt securities and are more sensitive to changes in the financial condition of their issuers and to price fluctuations in response to changes in interest rates. Debt rated Caa or CCC presents a significantly greater risk of default than do higher rated securities and, in times of poor business or economic conditions, the Fund may lose interest and/or principal on such securities. The Gold and Natural Resources Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund will not invest more than 25% of its assets in debt securities rated below BBB by S&P or Baa by Moody's.

REAL ESTATE SECURITIES

Although Gold and Natural Resources Fund and Worldwide Hard Assets Fund will not invest in real estate directly, each of these Funds may invest a percentage of its assets in equity securities of Real Estate Investment Trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. Worldwide Hard Assets Fund may invest up to 50% of its assets in such securities. Gold and Natural Resources Fund and Worldwide Hard Assets Fund are therefore subject to certain risks associated with direct ownership of real estate. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risk associated with investing in the real estate industry in general. See "Real Estate Securities" in the SAI.

ASSET-BACKED SECURITIES

The Funds may invest in asset-backed securities. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The Funds may invest in CMOs. CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies and mortgage bankers. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees. The Funds may buy CMOs without insurance or guarantees if, in the opinion of the Adviser or Sub-Adviser, the pooler is creditworthy or if rated A or better by S&P or Moody's. S&P and Moody's assign the same rating classifications to CMOs as they do to bonds. In the event that any CMOs are determined to be investment companies, the Funds will be subject to certain limitations under the 1940 Act.

LOANS OF PORTFOLIO SECURITIES

The Funds may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. The Funds might experience risk of loss if the broker-dealer with which it has engaged in a portfolio loan transaction breaches its agreement with the Funds.

BORROWING

The Funds may borrow up to 30% of the value of their net assets to increase their holdings of portfolio securities. Under the Act, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% even if the sale would be disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs which may or may not exceed the investment return received from the securities purchased with borrowed funds. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a commercial bank or other institutional lender.

COMMERCIAL PAPER

Except for Worldwide Bond Fund, the Funds may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. See "Risk Factors--Commercial Paper" in the Statement of Additional Information.

DIRECT INVESTMENTS

Except for Worldwide Bond Fund, the Funds may invest up to 10% of their total assets in direct investments; however, the Funds do not currently intend to invest more than 5% of their total net assets in direct investments. For more information, see "Risk Factors--Direct Investments" in the Statement of Additional Information.

TEMPORARY DEFENSIVE STRATEGIES

During periods of less favorable economic and/or market conditions, the Funds may make substantial investments for temporary defensive purposes in obligations of the U.S. Government, debt obligations of one or more foreign governments, certificates of deposit, time deposits, bankers' acceptances, high grade commercial paper and repurchase agreements.

                           LIMITING INVESTMENT RISKS

While an investment in any of the Funds is not without risk, each Fund follows certain policies in managing its investments which may help to reduce risk. These policies may not be changed without shareholder approval. The following are some of the more significant investment limitations:

  1. A Fund will not invest more than 10% of the value of its total net assets in securities which are "illiquid" (including repurchase agreements which mature in more than seven days and over-the-counter foreign currency options), except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund will not invest more than 15% of the value of their total net assets in such securities.

  2. A Fund will not purchase more than 10% of any class of securities of any issuer, including more than 10% of its outstanding voting securities, except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and

    Worldwide Balanced Fund may purchase more than 10% of any non-voting class of securities and Worldwide Balanced Fund and Worldwide Bond Fund will not invest more than 25% of the value of their total assets in securities of any one industry.

  3. A Fund will not invest more than 10% of its total assets in securities of other investment companies.

Further information regarding these and other of the Funds' investment policies and restrictions is provided in the Statement of Additional Information.

                                  MANAGEMENT

TRUSTEES

The management of the Funds' business and affairs is the responsibility of the Board of Trustees. For information on the Trustees and Officers of the Funds, see "Trustees and Officers" in the Statement of Additional Information.

INVESTMENT ADVISER, MANAGER AND ADMINISTRATOR

Van Eck Associates Corporation, located at 99 Park Avenue, New York, New York 10016, serves as investment adviser and manager to the Gold and Natural Resources Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund and Worldwide Bond Fund pursuant to an Advisory Agreement with the Trust. The Adviser manages the investment operations of the Funds and furnishes the Funds with a continuous investment program which includes determining which securities should be bought, sold or held.

Madis Senner--Portfolio Manager of Worldwide Bond Fund is responsible for managing the Fund's portfolio of investments. Before joining Van Eck, Mr. Senner was a global bond manager with Chase Manhattan Private Bank. Prior to that, he was President of Sunray Securities, Inc., an investment management firm that he founded, and, before that, was a global fixed income manager with Clemente Capital, Inc. in New York City. Mr. Senner has 12 years experience in the investment business.

Derek S. van Eck--Portfolio Manager of Worldwide Hard Assets Fund and Gold and National Resources Fund is responsible for managing each Fund's portfolio of investments. He is Director of Global Investments and Executive Vice President of the Adviser and an officer and portfolio manager of other mutual funds advised by the Adviser.

Peregrine Asset Management (Hong Kong) Limited ("PAM"), located at 1704 New World Tower, 16-18 Queen's Road Central, Hong Kong, serves as sub-investment adviser to the Worldwide Emerging Markets Fund pursuant to a Sub-Investment Advisory Agreement with the Adviser. PAM manages the investment operations of the Worldwide Emerging Markets Fund and furnishes the Fund with a continuous investment program that includes which securities should be bought, sold or held. The Adviser manages and administers the business and affairs of the Fund. As compensation for its services, PAM is paid a monthly fee at an annual rate of .50% of average daily net assets by the Adviser from the advisory fees it receives from the Fund. In addition to advising foreign funds, PAM serves as an investment adviser to one U.S. registered investment company. PAM is a 100% owned subsidiary of Peregrine Asset Management Holdings Limited which in turn is a 75% owned subsidiary of Peregrine Investments Holdings Limited ("Peregrine") which was founded in 1988 and is, along with its affiliates, the largest independent Asian based investment bank outside of Japan and Korea. Peregrine and its affiliates have offices in fifteen Asian countries as well as in Europe and the United States. As of June 30, 1996, total assets under management by Peregrine exceeded $170 million.

The primary portfolio manager responsible for the day-to-day management of the Worldwide Emerging Markets Fund is listed below:

Gary Greenberg, C.F.A.--Manager of the Fund has been serving in such capacity since the Fund commenced operations. Mr. Greenberg, Deputy Managing Director of PAM, joined PAM in July 1994 and is responsible for PAM's investment strategy in various regions of the world including portfolio manager for a fund which invests in smaller companies in India. Prior to joining PAM, Mr. Greenberg served as co-manager of the Acorn International Fund from 1992 to 1994. During that time period he was principal and portfolio manager of Wanger Asset Management, an asset management company which manages over $4 billion, including approximately $2 billion in non-U.S. companies. Mr. Greenberg was employed by Harris Associates as an analyst from 1989 until 1992.

Other investment professionals at PAM who are expected to have significant input with respect to the Fund's investments include:

Bruce Seton--Chief Investment Officer of PAM has been serving in such capacity since the Fund commenced operations. Mr. Seton serves as Chief Executive Officer of PAM and is responsible for establishing PAM's overall investment guidelines and strategies. Prior to joining PAM in 1994, Mr. Seton spent twenty-two years at Gartmore Investment Limited managing funds emphasizing Asian emerging market investments.

Aureole Foong--Senior Fund Manager of the Fund has been serving in this capacity since the Fund commenced operations. Mr. Foong joined PAM in 1994 as a fund manager. His responsibilities at PAM include managing a fund which invests in equities and derivatives in the Asia region. Prior to joining PAM, Mr. Foong worked from 1990 to 1994 at Unifund S.A., a Geneva based private investment company, where he served as a Senior Vice President.

Fiduciary International Inc. ("FII"), located at Two World Trade Center, New York, New York 10048, is expected to serve as sub-investment adviser to the Worldwide Balanced Fund pursuant to a Sub-Investment Advisory Agreement with the Trust, when the Fund's assets reach a level at which it is appropriate to utilize the sub-investment adviser's services. FII is expected to manage the investment operations of the Worldwide Balanced Fund and furnish the Fund with a continuous investment program that includes which securities should be bought, sold or held. The Adviser manages and administers the business and affairs of the Fund. As compensation for its services, FII will be paid a monthly fee at an annual rate of .50% of average daily net assets by the Adviser from the advisory fee it receives from the Fund. FII serves as an investment adviser to other registered investment companies.

FII is an indirect subsidiary of Fiduciary Trust Company International ("FTCI"). FTCI is a New York State chartered bank specializing in investment and administration of assets for pensions and other institutional accounts including individuals and families. FII has access to all of FTCI's investment infrastructure. FTCI began investing globally in the 1960's and serves its worldwide investment management and custody clients from offices in New York, Los Angeles, Miami, Washington, D.C., London, Geneva and Hong Kong. FTCI has over 60 investment professionals. FTCI has over 30 years of experience in global management with over $16 billion managed under the global balanced discipline. As of June 30, 1996, total assets under management by FII, its parent organization FTCI and its subsidiaries, on behalf of all clients, amounted to over $36 billion.

FII is expected to assign a team of managers led by a global strategist, which includes a global equity manager and a global fixed-income manager, to manage the Fund's portfolio of investments. The team is expected to consult with the FTCI research department, which includes international analysts who specialize in the equity markets of Japan, Europe, the Pacific Basin and Latin America, when making investment decisions. FII's two primary portfolio managers, who are expected to serve the Worldwide Balanced Fund (the "Fund"), are listed below:

Anne M. Tatlock--FII's Global Strategist of the Fund. Ms. Tatlock joined FTCI in 1984 and is currently President of the company where she is responsible for managing institutional investment management. Ms. Tatlock is head of the Institutional Investment Department and a member of the Board of Directors, the Global Investment Committee and the Investment Policy Committee at FTCI.

Steven J. Miller--FII's Portfolio Manager of the Fund. Mr. Miller joined FTCI in 1994 after working for seven years with Vital Forsikring and Heller Financial, Inc. Mr. Miller is responsible for managing institutional and international portfolios. He is Vice President of FTCI as well as a member of the Global Investment Committee and the Investment Policy Committee at FTCI.

Gold and Natural Resources Fund and Worldwide Bond Fund each pays the Adviser a monthly fee at the annual rate of 1% of the first $500 million of the average daily net assets of the Fund, .90 of 1% of the next $250 million of the average daily net assets and .70 of 1% of the average daily net assets in excess of $750 million. The Worldwide Balanced Fund pays the Adviser a monthly fee at the annual rate of .75 of 1% of average daily net assets. Worldwide Hard Assets Fund and Worldwide Emerging Markets Fund each pays the Adviser a monthly fee at the annual rate of 1.00% of average daily net assets which includes the fee paid to the Adviser for accounting and administrative services. Van Eck Associates Corporation also performs accounting and administrative services for the Worldwide Balanced Fund and is paid a fee at an annual rate of .25 of 1% of the Fund's average daily net assets. The advisory fees paid to the Adviser with respect to the Funds are higher than the fees paid by most investment companies because of the complexities of managing these types of funds (such as following trends, industries and companies in many different countries and stock and bond markets throughout the world) but are comparable to the fees charged to other investment companies with similar objectives for comparable services.

With respect to the Funds, the Adviser and/or Sub-Adviser may from time to time, at its discretion, waive the management fee and/or agree to pay some or all expenses of the Funds. This has the effect of increasing the yield and total return of the Funds during this period.

The Adviser also acts as investment adviser or sub-investment adviser to other mutual funds registered with the SEC under the Act and manages or advises managers of portfolios of pension plans and others.

John C. van Eck, Chairman and President of the Trust, and members of his immediate family, own 100% of the voting stock of the Adviser. At June 30, 1996, total aggregate assets under the management of Van Eck Associates Corporation were approximately $1.7 billion.

The Funds sell their shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for such separate accounts. The Funds currently do not foresee any disadvantages to variable annuity and variable life contract owners arising out of the fact that the Funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its/their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of a Fund to any separate account or may suspend or terminate the offering of shares of a Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of a Fund.

EXPENSES

Each Fund bears all expenses of its operation other than those incurred by the Adviser under its Advisory Agreement with the Trust. In particular, the Funds pay: investment advisory fees, custodian fees and expenses, legal, accounting and auditing fees, brokerage fees, taxes, expenses of preparing prospectuses and shareholder reports for existing shareholders, registration fees and expenses (including compensation of the Adviser's employees in relation to the time spent on such matters), expenses of the transfer and dividend disbursing agent, the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or Sub-Adviser or any of their affiliates, and any extraordinary expenses. Expenses incurred jointly by the Funds are allocated among the Funds in a manner determined by the Trustees to be fair and equitable. Under the Advisory Agreement, the Adviser provides the Funds with office space, facilities and simple business equipment and provides the services of executive and clerical personnel for administering the affairs of the Funds. The Adviser or Sub-Adviser compensates Trustees of the Trust if such persons are employees or affiliates of the Adviser or Sub-Adviser or their affiliates. The Adviser will, pursuant to the Advisory Agreement, require each Fund to reimburse it for its costs for trading portfolio securities and maintaining books and records of each Fund, including general ledger and daily net asset value accounting.

The organizational expenses which were initially paid by the Adviser, were reimbursed to the Adviser by the Funds and are being amortized by the Funds over sixty successive equal monthly installments.

                               HOW TO BUY SHARES

Shares of the Funds are offered only for purchase by separate accounts of insurance companies as an investment medium for Contracts.

Van Eck Securities Corporation (the "Distributor"), located at 99 Park Avenue, New York, New York 10016, a wholly-owned subsidiary of Van Eck Associates Corporation, has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation in connection with the sale of shares of any Fund.

Shares of the Funds are sold at the public offering price which is net asset value next computed after receipt of a purchase order, provided that the purchase order is received by the Trust or the insurance company before 4:00 p.m. Eastern time. The net asset value for each Fund is computed as of the close of business on the New York Stock Exchange which is normally 4:00 p.m. Monday through Friday, exclusive of national business holidays. The assets of the Funds are valued at market value or, if market value is not ascertainable, at fair market value as determined in good faith by the Board of Trustees.

The Funds may invest in securities or futures contracts listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays (i.e., days on which the Funds are not open for business). Consequently, since the Funds will compute their net asset values only Monday through Friday, exclusive of national business holidays, the net asset values of shares of the Funds may be significantly affected on days when an investor has no access to the Funds.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it in a Fund's best interest to do so. Certificates for shares of the Funds will not be issued.

                          DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute their net investment income in July and January and any net realized capital gains resulting from the investment activity annually in January.

All dividends and capital gains distributions paid on shares of the Funds are automatically reinvested in additional shares of that Fund on the dividend payable date at the net asset value determined at the close of business on the reinvestment price date. The fiscal year of each of the Funds has ended on April 30; however, in August 1996 the Board of Trustees changed the Funds' fiscal year to December 31 beginning with December 31, 1996.

                             HOW TO REDEEM SHARES

Shares of the Funds are redeemed at their net asset value next determined after receipt of the order to redeem without the imposition of any sales commission or redemption charge. However, certain deferred sales charges and other charges may apply under the terms of the Contracts, which charges are described in the Contract prospectus. Payment for the redemption of shares is made by the Fund to the separate account in cash within seven days after tender in proper form, except under unusual circumstances as determined by the SEC. The redemption price will be the net asset value next determined after the receipt by the Trust or insurance company of a request in proper form provided the request is received prior to 4:00 p.m. Eastern time. The market value of the securities in the Funds is subject to daily fluctuations and the net asset value of the Funds' shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original purchase price for such shares.

                               FEDERAL TAXATION

Each Fund intends to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code (the "Code") and will not pay federal income tax to the extent that it distributes its net taxable investment income and capital gains.

Section 817(h) of the Code provides that certain variable contracts, based upon one or more segregated asset accounts of a life insurance company, will not be treated as annuity, endowment or life insurance contracts for any period during which the investments made by such accounts are not adequately diversified. The regulations promulgated under Section 817(h) of the Code specify various investment diversification requirements. In addition, the regulations provide that an investment by a segregated asset account of a life insurance company in a qualifying RIC is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC is treated as an asset of the segregated asset account. Each Fund intends to invest so as to enable the Contracts to satisfy the diversification requirements imposed by Section 817(h) of the Code and the applicable regulations.

The tax treatment of payments made by a separate account to a Contract holder is described in the Contract prospectus.

                           DESCRIPTION OF THE TRUST

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. The Trust commenced operations on September 7, 1989. Effective April 12, 1995, Van Eck Investment Trust changed its name to Van Eck Worldwide Insurance Trust.

The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of each Fund, $.001 par value. To date, five series or Funds of the Trust have been authorized, which shares constitute the interests in the Gold and Natural Resources Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund, described herein.

The Worldwide Emerging Markets Fund and Gold and Natural Resources Fund are classified as diversified funds and Worldwide Bond Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund are classified as non-diversified funds under the Act. A diversified fund is a fund which meets the following requirements:
At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purpose of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is any fund other than a diversified fund. A "series" is a separate pool of assets of the Trust which is separately managed and which may have different investment objectives from those of another series. The Trustees have the authority, without the necessity of a shareholder vote, to create any number of new series.

Each share of a Fund has equal dividend, redemption and liquidation rights and when issued is fully paid and non-assessable by the Trust. Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the Act. The Trust held an initial meeting of shareholders on April 1, 1991, at which shareholders elected the Board of Trustees, approved the Advisory Agreement and ratified the selection of the Trust's independent accountants.The Trustees are a self-perpetuating body unless and until fewer than 50% of the Trustees, then serving as Trustees, are Trustees who were elected by shareholders. At that time another meeting of shareholders will be called to elect additional Trustees. On any matter submitted to the shareholders, the holder of each Trust share is entitled to one vote per share (with proportionate voting for fractional shares). Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; and holders of ten percent or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. Shareholders of all Funds are entitled to vote on matters affecting all of the Funds (such as the elections of Trustees and ratification of the selection of the Trust's independent accountants). On matters affecting an individual Fund, a separate vote of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter not affecting that Fund but require a separate vote of one of the other Funds. In accordance with the Act, under certain circumstances the Trust will assist shareholders in communicating with other shareholders in connection with calling a special meeting of shareholders. The insurance company separate accounts, as the sole shareholders of the Funds, have the right to vote Fund shares at any meeting of shareholders. However, the Contracts may provide that the separate accounts will vote Fund shares in accordance with instructions received from Contract holders. See the applicable Contract prospectus for information regarding Contract holders' voting rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Funds' Adviser believes that, in view of the above, the risk of personal liability to shareholders is remote.

                            ADDITIONAL INFORMATION

ADVERTISING

From time to time the Funds may use various media to advertise performance. Past performance is not necessarily indicative of future performance.

Worldwide Bond Fund may advertise performance in terms of 30-day yield, which is computed by dividing the net investment income per share earned during the 30 days by the offering price per share on the last day of the period. Yield of the Fund is a function of the kind and quality of the instruments in the Fund's portfolio, maturity, operating expenses and market conditions.

The Funds may advertise performance in terms of average annual total return, which is computed by finding the average annual compounded rates of return over a period that would equate the initial amount invested to the ending redeemable value. The calculation assumes the maximum sales charge (currently, the Funds do not impose a sales charge on investments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the Funds are reinvested on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. In addition, the Funds may advertise aggregate total return for a special period of time which is determined by ascertaining the percentage change in the net asset value of shares of a Fund initially purchased assuming reinvestment of dividends and capital gains distribution on such shares without giving effect to the length of time of the investment. Sales loads and other non-recurring expenses may be excluded from the calculation of rates of return with the result that such rates may be higher than if such expenses and sales loads were included. All other fees will be included in the calculation of rates of return.

The Funds may quote performance results from recognized services and publications which monitor the performance of mutual funds and the Funds may compare their performance to various published historical indices. Micropal, Ltd., a worldwide mutual fund performance evaluation service, is one such rating agency. Lipper Analytical Services is another such rating agency. The Lipper performance analysis assumes reinvestment of capital gains and distributions, but does not give effect to sales charges or taxes. Gold and Natural Resources Fund is rated in the "Gold Oriented Funds" category, Worldwide Bond Fund in the "World Income Funds" category and Worldwide Balanced Fund is rated in the "Balanced Funds" category. The Worldwide Emerging Markets Fund may be compared to indices such as I.F.C. Investable Index and the following Morgan Stanley Capital International Indices: World Index, World Index Free, Kokusai Index, Emerging Markets Global Index and Emerging Markets Free Index. The Morgan Stanley Capital International Indices and the Salomon Brothers World Global Bond Index are two such indices to which the Worldwide Bond Fund and Worldwide Balanced Fund may be compared, and the Gold and Natural Resources Fund may be compared to indices such as the historical price of gold, the Standard & Poor's 500 or the Morgan Stanley Gold Mines Index. For a further discussion of advertising see "Performance" in the Statement of Additional Information.

For further information about the Funds, please call or write to your insurance company or call toll free (800) 221-2220 (in New York call (212) 687-5200 or write to the Funds at the cover page address.

CUSTODIAN

The Custodian of the assets of the Trust is The Chase Manhattan Bank, N.A., Chase Metrotech Center, Brooklyn, New York 11245.

TRANSFER AGENT

Van Eck Associates Corporation, 99 Park Avenue, New York, New York 10016, serves as the Funds' transfer agent.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, provides audit services, consultation and advice with respect to financial information in the Trust's filings with the SEC, consults with the Trust on accounting and financial report matters and prepares the Trust's tax return.

COUNSEL

Goodwin, Procter & Hoar, One Exchange Place, Boston, Massachusetts serves as Counsel for the Trust.

Gold and Natural Resources Fund
-------------------------------
Worldwide Bond Fund
-------------------------------
Worldwide Emerging Markets Fund
-------------------------------
Worldwide Hard Assets Fund
-------------------------------
Worldwide Balanced Fund


Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Funds that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to one or more Funds. In particular, certain Funds may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Funds.


Van Eck Worldwide Insurance Trust
----------------------------------
99 Park Avenue, New York, NY 10016


[LOGO] VAN ECK GLOBAL
       THE UNUSUAL FUNDS/(SM)/


April 30, 1997


VAN ECK

WORLDWIDE

INSURANCE TRUST

PROSPECTUS


Gold and Natural Resources Fund

Worldwide Bond Fund

Worldwide Emerging Markets Fund

Worldwide Hard Assets Fund

Worldwide Balanced Fund


(Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust(Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck World wide Insurance Trust (Yen) Van Eck World Insurance Trust(Yen) Van Eck Worldwide Insurance Trust
(Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust
(Yen) Van Eck Worldwide Insurance Trust (Yen) Van Eck Worldwide Insurance Trust


[LOGO] VAN ECK GLOBAL
       THE UNUSUAL FUNDS/(SM)/

                           WORLDWIDE INSURANCE TRUST
                      99 PARK AVENUE, NEW YORK, N.Y. 10016
                                 (212) 687-5200

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company currently consisting of five separate funds: Gold and Natural Resources Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund (the "Funds"). Shares of the Funds are offered only to separate accounts of various insurance companies to fund the benefits of variable life insurance and variable annuity policies ("Contracts"). Each Fund has specific investment objectives.

                                TABLE OFCONTENTS

General Information...................   2
Investment Objectives and Policies....   2
Risk Factors..........................   6
Foreign Securities....................   6
Foreign Currency Transactions.........   8
Futures and Options Transactions......   9
Repurchase Agreements.................  10
Mortgage-Backed Securities............  11
Real Estate Securities................  11
Commercial Paper......................  12
Debt Securities, Short Sales..........  12
Direct Investments....................  12
Investment Restrictions...............  13
Investment Advisory Services..........  16
The Distributor.......................  18
Portfolio Transactions and Brokerage..  19
Trustees and Officers.................  21
Principal Shareholders................  25
Valuation of Shares...................  25
Taxes.................................  26
Redemptions in Kind...................  27
Performance...........................  27
Additional Information................  28
Financial Statements..................  28
Appendix..............................  29

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Trust's current Prospectus, dated September 1, 1995 as revised April 30, 1997 (the "Prospectus"), which is available at no charge upon written or telephone request to the Trust at the address or telephone numbers set forth at the top of this page.


           Shareholders are advised to read and retain this Statement of Additional Information for future reference

                      STATEMENT OF ADDITIONAL INFORMATION
                               September 1, 1995

                          As Revised on April 30, 1997

                              GENERAL INFORMATION
                              -------------------

Van Eck Worldwide Insurance Trust (the "Trust") is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987 as Van Eck Variable Insurance Products Trust. The Board of Trustees has authority to create additional series or funds, each of which may issue a separate class of shares. There are currently five series of the Trust: Gold and Natural Resources Fund, Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund (the "Funds"). The Worldwide Emerging Markets Fund and Gold and Natural Resources Fund are classified as diversified funds and Worldwide Bond Fund, Worldwide Balanced Fund and Worldwide Hard Assets Fund are classified as non- diversified funds under the Investment Company Act of 1940 (the "1940 Act").

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

WORLDWIDE EMERGING MARKETS FUND

The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Under normal conditions, at least 65% of the Fund's total assets will be invested in Emerging Country and emerging market equity securities. An "emerging market" or "Emerging Country" is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Emerging Countries can be found in regions such as Asia, Latin America, Africa and Eastern Europe. The countries that will not be considered Emerging Countries include the United States, Australia, Canada, Japan, New Zealand and most countries located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

The Fund considers emerging market securities to include securities which are
(i) principally traded in the capital markets of an emerging market country;
(ii) securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in Emerging Countries or from sales made in Emerging Countries, regardless of where the securities of such companies are principally traded; (iii) securities of companies organized under the laws of, and with a principal office in an Emerging Country; (iv) securities of investment companies (such as country funds) that principally invest in emerging market securities, and (v) American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) with respect to the securities of such companies.

Equity securities in which the Fund may invest include common stocks; preferred stocks (either convertible or non-convertible); rights; warrants; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible debt instruments; and special classes of shares available only to foreign persons in those markets that restrict ownership of certain classes of equity to nationals or residents of that country. These securities may be listed on securities exchanges or traded over-the-counter. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

The Adviser expects that the Fund will normally invest in at least three different countries. The Fund emphasizes equity securities, but may also invest in other types of instruments, including debt securities of any quality (other than commercial paper as described herein). Debt securities may include fixed or floating rate bonds, notes, debentures, commercial paper, loans, convertible securities and other debt securities issued or guaranteed by governments, agencies or instrumentalities, central banks or private issuers.

The Fund may, for temporary defensive purposes, invest more than 35% of its total assets in securities which are not emerging market securities, such as high grade, liquid debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies,instrumentalities, political subdivisions and authorities, as well as in money market instruments denominated in U.S. dollars or a foreign currency. These money market instruments include, but are not limited to, negotiable or short-term deposits with domestic or foreign banks with total surplus and undivided profits of at least $50 million; high quality commercial paper; and repurchase agreements maturing within seven days with domestic or foreign dealers, banks and other financial institutions deemed to be creditworthy under guidelines approved by the Board of Trustees of the Fund. The commercial paper in which the Fund may invest will, at the time of purchase, be rated P-1 or better by Moody's; A-1 or better by S&P; Fitch-1 by Fitch; Duff-1 by D&P, or if unrated, will be of comparable high qualify as determined by the Adviser.

WORLDWIDE HARD ASSETS FUND

The Fund was formally known as the Gold and Natural Resources Fund. On April 9, 1997, a Special Meeting of Shareholders was held. At the meeting, a majority of shareholders voted to change the investment objective, restrictions, concentration policy, and the Fund name to that which appears in this prospectus.

The Fund will, under normal market conditions, invest at least 65% of its total assets in "Hard Asset Securities." Hard Assets Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. The term "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following: (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities which, historically, have been produced and marketed profitably during periods of significant inflation. Under normal market conditions, the Fund will invest at least 5% of its assets in each of the first five sectors listed above. The Fund has a fundamental policy of concentrating in such industries and up to 50% of the Fund's assets may be invested in any one of the above sectors. Precious metal and natural resource securities are at times volatile and there may be sharp fluctuations in prices even during periods of rising prices.

The Fund may invest in equity securities. Equity securities include common and preferred stocks; equity and equity index swap agreements; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country; convertible preferred stocks and convertible debt instruments. The Fund may also invest in fixed-income securities which include obligations issued or guaranteed by a government or any political subdivisions, agencies, instrumentalities, or by a supranational organization such as the World Bank or European Economic Community (or other organizations which are chartered to promote economic development and are supported by various governments and government entities), adjustable-rate preferred stock, interest rate swaps, corporate bonds, debentures, notes, commercial paper, certificates of deposit, time deposits, repurchase agreements, and debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. government and its agencies having varied maturities.

The Fund may purchase securities, including structured notes, whose value is linked to the price of a commodity or a commodity index. The Fund may purchase and sell financial futures and commodity futures contracts and may also write, purchase or sell put or call options on securities, foreign currencies, commodities and commodity indices. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

The Fund may also invest in "when issued" securities and "partly paid" securities. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's Investors Service and Standard & Poor's Corporation relating to the fixed-income securities and preferred stocks in which the Funds may invest, Including a description of the risks associated with each category. Although the Fund will not invest in real estate directly, it may invest up to 50% of its assets in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. The Fund may therefore be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general.

The Fund was formally known as the Gold and Natural Resources Fund. On April 9, 1997, a Special Meeting of Shareholders was held. At the meeting, a majority of shareholders voted to change the investment objective, restrictions, concentration policy, and the Fund name to that which appears in this prospectus.

WORLDWIDE BALANCED FUND

Worldwide Balanced Fund seeks long-term capital appreciation together with current income.

Worldwide Balanced Fund may invest in equity securities. Equity securities include common and preferred stocks; equity and equity index swap agreements; direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign persons in such markets that restrict the ownership of certain classes of equity to nationals or residents of the country; convertible preferred stocks and convertible debt instruments; financial futures contracts and options on financial futures contracts; forward currency contracts and put and call options on securities, securities indices and foreign currencies and foreign currency swaps.

The Fund may also invest in fixed-income securities which include obligations issued or guaranteed by a government or any of its political subdivisions, agencies, instrumentalities, or by a supranational organization such as the World Bank or European Economic Community (or other organizations which are chartered to promote economic development and are supported by various governments and government entities), adjustable-rate preferred stock, interest rate swaps, corporate bonds, debentures, notes, commercial paper, certificates of deposit, time deposits, repurchase agreements, and debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants. The Fund may invest in debt instruments of the U.S. government and its agencies having varied maturities. The Fund may invest in asset-backed securities such as collateralized mortgage obligations and other mortgage and non-mortgage asset-backed securities. The Fund may also lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

WORLDWIDE BOND FUND

Worldwide Bond Fund seeks high total return through a flexible policy of investing globally, primarily in debt securities.

Total return is comprised of current income and capital appreciation. The Fund attempts to achieve its objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return. Normally, the Fund will have at least 65% of its total assets invested in bonds of varying maturities.

The Fund may invest in any type of security including, but not limited to, common stocks and equivalents (such as convertible debt securities and warrants), preferred stocks and bonds and debt obligations of domestic and foreign companies, governments (including their political subdivisions) and international organizations. The Fund may buy and sell financial futures contracts and options on financial futures contracts, which may include bond and stock index futures contracts and foreign currency futures contracts. The Fund may write, purchase or sell put or call options on securities and foreign currencies. In addition, the Fund may lend its portfolio securities and borrow money for investment purposes (i.e. leverage its portfolio).

The Fund may invest in "when issued" securities and collateralized mortgage obligations. The Appendix to this Statement of Additional Information contains an explanation of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corporation relating to the fixed-income securities and preferred stocks in which the Fund may invest, including a description of the risks associated with each category.

                                  RISK FACTORS

FOREIGN SECURITIES

Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Funds may hold securities and funds in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

Investments may be made from time to time by Worldwide Balanced Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund in companies in developing countries as well as in developed countries. Worldwide Hard Assets Fund and Worldwide Emerging Markets Fund may have a substantial portion of their assets in developing countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser (or Sub-Adviser) to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the portfolio. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Funds' investments in those countries and the availability to the Funds of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Funds, with regard to overall diversification strategies. Although the Funds value their assets daily in terms of U.S. Dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. Dollar price of a security bought or sold and as part of their overall hedging strategy. The Funds will conduct their foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through purchasing put and call options on, or entering into futures contracts or forward contracts to purchase or sell foreign currencies. See "Futures and Options Transactions."

A forward foreign currency contract, like a futures contract, involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Unlike foreign currency futures contracts which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

The Adviser will not commit any Fund to deliver under forward contracts an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets or obligations denominated in that currency. The Funds' Custodian will place the securities being hedged, cash or U.S. government securities or debt securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts to ensure that the Fund is not leveraged beyond applicable limits. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts. At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Funds will be able to effect such a closing purchase transaction.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If the Funds retain the portfolio security and engage in an offsetting transaction, the Funds will incur a gain or a loss to the extent that there has been movement in forward contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES AND OPTIONS TRANSACTIONS

The Funds may invest in options on futures contracts. Compared to the purchase or sale of futures contracts, the purchase and sale of options on futures contracts involves less potential risk to the Funds because the maximum exposure is the amount of the premiums paid for the options.

The use of financial futures contracts and commodity futures contracts (Gold and Natural Resources Fund and Worldwide Hard Assets Fund) options on such futures contracts and commodities (Gold and Natural Resources Fund and Worldwide Hard Assets Fund), may reduce a Fund's exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect a Fund against fluctuation in the value of securities in which a Fund is about to invest. Because the financial markets in the developing countries are not as developed in the United States, these financial investments may not be available to the Funds and the Funds may be unable to hedge certain risks.

The use of financial futures and commodity futures (Gold and Natural Resources Fund and Worldwide Hard Assets Fund) contracts and options on such futures contracts and commodities (Gold and Natural Resources Fund and Worldwide Hard Assets Fund), as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security or the cash market position will move as anticipated. If prices do not move as anticipated, the Funds may incur a loss on their investment, may not achieve the hedging protection anticipated and/or incur a loss greater than if it had entered into a cash market position. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities or assets which are being hedged. Third, positions in futures contracts and options can be closed out only on an exchange that provides a market for those instruments. There can be no assurances that such a market will exist for a particular futures contract or option. If the Fund cannot close out an exchange traded futures contract or option which it holds, it would have to perform its contract obligation or exercise its option to realize any profit and would incur transaction costs on the sale of the underlying assets.

It is the policy of the Funds to meet the requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company to prevent double taxation of the Funds and their shareholders. One of these requirements is that less than 30% of a Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Another test requires that at least 90% of a Fund's gross income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts do not currently qualify as income for purposes of the 90% test. The extent to which the Funds may engage in options and futures contracts transactions may be materially limited by these tests.

REPURCHASE AGREEMENTS

The Funds will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 10% of the value of a Fund's total net assets would then be invested in such repurchase agreements and other illiquid securities, except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund will be limited to 15% of total net assets. A Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent.



MORTGAGE-BACKED SECURITIES

The Funds (except Gold and Natural Resources Fund) may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Stripped mortgage-backed securities are created when a U.S. governmental agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by change in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce the price of IOs and increase prices of Pos. Rising interest rates can have the opposite effect. Changes in interest rates may also affect the liquidity of IOs and POs.

REAL ESTATE SECURITIES

Although Gold and Natural Resources Fund and Worldwide Hard Assets Fund will not invest in real estate directly, each of these Funds may invest a percentage of its assets in equity securities of real estate investment trust ("REITs") and other real estate industry companies or companies with substantial real estate investments. Worldwide Hard Assets Fund may invest up to 50% of its assets in such securities. Gold and Natural Resources Fund and Worldwide Hard Assets, therefore, the Fund are is therefore subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

Investing in REITs involves certain unique risks in addition to those risk associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk (i.e., as interest rated rise, the value of the REIT may decline).

COMMERCIAL PAPER

Worldwide Emerging Markets Fund, Worldwide Balanced Fund, Worldwide Hard Assets Fund and Worldwide Bond Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Funds will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Funds to hedge or cross-hedge against a decline in the U.S. Dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Funds will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the Securities and Exchange Commission is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

DEBT SECURITIES

The Funds may invest in debt securities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value. Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower-rated securities generally fluctuate more than those of high grade securities. Many securities of foreign issuers are not rated by these services. Therefore the selection of such issuers depends to a large extent on the credit analysis performed by the Adviser.

New issuer of certain debt securities are often offered on a when-issued basis, that is, they payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Funds do not accrue any income on these securities prior to delivery. The Funds will maintain in a segregated account with their Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

SHORT SALES

If a Fund may make short sales of equity securities. The Fund will establish a segregated account with respect to its short sales and maintain in the account cash not available for investment or US government securities or other liquid, high-quality debt securities having a value equal to the difference between (I) the market value of the securities sold short at the time they were sold short and (ii) any cash, US Government Securities or other liquid, high-quality debt securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated account will be marked to market daily, so that (I) the amount in the segregated account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) in no event will the amount in the segregated account plus the amount deposited with the broker as collateral fall below the original value of the securities at the time they were sold short. The total value of the assets deposited as collateral with the broker and deposited in the segregated account will not exceed 50% of the Fund's net assets. In order to comply with certain securities laws of a state in which shares of the Fund are currently sold, the Fund has undertaken to (I) limit the value of its assets deposited as collateral and deposited in the segregated account to 25% of the securities of any class of any one issuer and (iii) limit short sales to liquid securities, as determined by the Adviser and ratified at least quarterly by the Board of Trustees. The Fund will comply with the undertaking so long as the Fund's shares are sold in such state for such state restrictions remain in effect. The Fund's ability to engage in short sales may further limited by the requirements of current US tax law that the Fund derive less then 30% of its gross income from the sale or other disposition of securities held less than three months. Securities sold short and then repurchased, regardless of the actual time between the tow transactions, are considered to have been held for less than three months.

DIRECT INVESTMENTS

Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund may invest up to 10% of their total assets in direct investments. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case the Funds will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Sub-Adviser anticipates that these agreements will, in appropriate circumstances, provide the Funds with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Funds' investment in the enterprise. Such a representative of the Funds will be expected to provide the Funds with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Certain of the Funds' direct investments will include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Funds do not anticipate making direct investments in start-up operations, although it is expected that in some cases the Funds' direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations.

Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Funds may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Funds. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Funds may be required to bear the expense of the registration. In addition, in the event the Funds sell unlisted foreign securities, any capital gains realized on such transactions may be subject to higher rates of taxation than taxes payable on the sale of listed securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

INVESTMENT RESTRICTIONS

The following restrictions are fundamental policies which cannot be changed without the approval of the holders of a majority of a Funds' outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of a Fund's outstanding shares.

     A Fund may not:

1. Purchase or sell real estate, although the Funds may purchase securities of companies which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

2. Purchase or sell commodities or commodity futures contracts (for the purpose of this restriction, forward foreign exchange contracts are not deemed to be a commodity or commodity contract) except that the Worldwide Emerging Markets Fund may, for hedging and other purposes, and the Worldwide Hard Assets Fund, Worldwide Balanced Fund, Gold and Natural Resources Fund and Worldwide Bond Fund may, for hedging purposes only, buy and sell financial futures contracts which may include stock and bond index futures contracts and foreign currency futures contracts. The Gold and Natural Resources Fund and Worldwide Hard Assets Fund may, for hedging purposes only, buy and sell commodity futures contracts on gold and other natural resources or on an index thereon. A Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts not used for hedging purposes (except that with respect to Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund, margin deposits for futures positions entered into for bona fide hedging purposes are excluded from the 5% limitation). In addition, Gold and Natural Resources Fund and Worldwide Hard Assets Fund may invest in gold bullion and coins;

3. Make loans, except by (i) purchase of marketable bonds, debentures, commercial paper and similar marketable evidences of indebtedness (such as structured notes, indexed securities and swaps with respect to Worldwide Hard Assets Fund) and (ii) repurchase agreements. The Funds may lend to broker-dealers portfolio securities with an aggregate market value up to one-third of its total assets;

4. As to 75% of the total assets of the Gold and Natural Resources Fund and Worldwide Emerging Markets Fund purchase securities of any issuer, if immediately thereafter (i) more than 5% of a Fund's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) with respect to the Gold and Natural Resource Fund, more than 10% of the outstanding securities of any class of such issuer would be held by a Fund; and in the case of Worldwide Emerging Markets Fund more than 10% of the outstanding voting securities of such issuer would be held by a Fund (provided that these limitations do not apply to obligations of the United States Government, its agencies or instrumentalities). This limitation does not apply to the Worldwide Bond Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund;

5. Underwrite any issue of securities (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities);

6. Borrow money, except that each of the Funds may borrow up to 30% of the value of its net assets to increase its holding of portfolio securities;

7. Issue senior securities except insofar as a Fund may be deemed to have issued a senior security by reason of (i) borrowing money in accordance with restrictions described above; (ii) entering into forward foreign currency contracts; (iii) financial futures contracts purchased on margin
     (iv) commodity futures contracts purchased on margin (Gold and Natural Resources Fund) and; (v) foreign currency swaps (Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund, Worldwide Balanced Fund);

8 Invest more than 25 percent of the value of a Fund's total assets in the securities of issuers having their principal business activities in the same industry, except the Gold and Natural Resources Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund, and provided that this limitation does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

9.   Make investments for the purpose of exercising control or management;

10. Invest in real estate limited partnerships or in oil, gas or other mineral leases.

The following policies have been adopted by the Board of Trustees with respect to each Fund and may be changed without shareholder approval.

     A Fund may not:

11. Exclusive of Worldwide Balanced Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund, purchase securities of other open-end investment companies except as part of a merger, consolidation, reorganization or acquisition of Assets; (i) purchase more than 3% of the total outstanding voting stock of any investment company, (ii) invest more than 5% of any of the Fund's total assets in securities of any one investment company or (iii) invest more than 10% of such value in investment companies in general. In addition, the Fund may not invest in the securities of closed-end investment companies, except by purchase in the open market involving only customary broker's commissions.

12. Invest in securities which are (i) subject to legal or contractual restrictions on resale ("restricted securities"), or in securities for which there is no readily available market quotation or engage in a repurchase agreement maturing in more than seven days with respect to any security, if as a result, more than 10% of its total net assets would be invested in such securities, except that Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund will not invest more than 15% of the value of their total net assets in such securities and; (ii) with respect to Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund are "illiquid" securities, including repurchase agreements maturing in more than 7 days and options traded over-the-counter if the result is that more than 15% of its total net assets would be invested in such securities;

13. Invest more than 5 percent of the value of its total assets in securities of companies having together with their predecessors, a record of less than three years of continuous operation (this restriction does not apply to the Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Balanced Fund);

14. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except that the Funds may purchase or sell puts and calls on foreign currencies and on securities as described under "Futures and Options Transactions" herein and in the Prospectus and that these Funds may write, purchase or sell put and call options on financial futures contracts, which include bond and stock index futures contracts and Gold and Natural Resources Fund and Worldwide Hard Assets Fund may write, purchase, or sell put and call options on gold or other natural resources or an index thereon and on commodity futures contracts on gold or other natural resources or an index thereon;

15. Purchase participations or other interests (other than equity stock interests) in oil, gas or other mineral exploration or development programs;

16. Invest more than 5% of its total assets in warrants, whether or not the warrants are listed on the New York or American Stock Exchanges or more than 2% of the value of the assets of a Fund (except Worldwide Balanced Fund, Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund) in warrants which are not listed. Warrants acquired in units or attached to securities are not included in this restriction;

17. Mortgage, pledge or otherwise encumber its assets except to secure borrowings effected within the limitations set forth in restriction (6);

18. Except for Worldwide Emerging Markets Fund and Worldwide Hard Assets Fund, make short sales of securities, except that the Worldwide Balance Fund, Gold and Natural Resources Fund and Worldwide Bond Fund may engage in the transactions specified in restrictions (1), (2) and (14);

19. Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions and, may make initial or maintenance margin payments in connection with options and futures contracts and related options and borrowing effected within the limitations set forth in restriction (6);

20. Participate on a joint or joint and several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Funds and such account;

21. Purchase or retain a security of any issuer if any of the officers, directors or Trustees of a Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer, or if such persons taken together own more than 5% of the securities of such issuer.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

                          INVESTMENT ADVISORY SERVICES

The investment adviser and manager of the Funds is Van Eck Associates Corporation (the "Adviser"), a Delaware corporation, pursuant to an Advisory Agreement with the Trust dated as of August 30, 1989. The Adviser furnishes an investment program for the Funds and determines, subject to the overall supervision and review of the Board of Trustees, what investments should be purchased, sold or held.

Fiduciary International, Inc. ("FII"), a New York Corporation, is sub-advisor to the Worldwide Balanced Fund pursuant to a Sub-Investment Advisory Agreement dated May 31, 1994. Peregrine Asset Management (Hong Kong) Limited ("PAM"), a Hong Kong Corporation, is Sub-Advisor to the Worldwide Emerging markets Fund pursuant to a Sub-Investment Advisory Agreement dated October 9, 1995.

The Adviser (and Sub-Adviser) provides the Funds with office space, facilities and simple business equipment and provides the services of consultants, executive and clerical personnel for administering the affairs of the Funds. Except as provided for in the Advisory Agreement or Sub-Investment Advisory Agreement, the Adviser (and Sub-Adviser) compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees or affiliates of the Adviser or its affiliates. The advisory fee is computed daily and paid monthly.

The Advisory and Sub-Advisory Agreements provide that they shall each continue in effect from year to year with respect to a Fund as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940) or by the Trustees of the Trust, and (ii) in either event a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory and Sub-Advisory Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned within the meaning of the 1940 Act. The Advisory Agreements for Gold and Natural Resources Fund, Worldwide Bond Fund and Worldwide Hard Assets Fund were reapproved by the Board of Trustees on April 18, 1995. The Sub-Advisory Agreement for Worldwide Balanced Fund was reapproved by the Board of

Trustees on April 18, 1995. The Advisory and Sub-Advisory Agreements for the Worldwide Emerging Markets Fund was approved by the Board of Trustees on July 18, 1995.

The expenses borne by each of the Funds include the charges and expenses of the transfer and dividend disbursing agent, custodian fees and expenses, legal, auditors' fees and expenses, brokerage commissions for portfolio transactions, taxes, (if any), the advisory and administrative fees, extraordinary expenses (as determined by the Trustees of the Trust), expenses of shareholder and Trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, legal and accounting expenses, expenses of registering and qualifying shares for sale (including compensation of the Adviser's employees in relation to the time spent on such matters), fees of Trustees who are not "interested persons" of the Adviser, membership dues of the Investment Company Institute, fidelity bond and errors and omissions insurance premiums, cost of maintaining the books and records of each Fund, and any other charges and fees not specifically enumerated as an obligation of the Distributor or Adviser.

The management fee for each of Gold and Natural Resources Fund Worldwide Hard Assets Fund and Worldwide Bond Fund is based on an annual rate of 1% of the first $500 million of average daily net assets, .90 of 1% on the next $250 million and .70 of 1% in excess of $750 million. Worldwide Balanced Fund pays the Adviser a fee of .75 of 1% of average daily net assets. From this fee the Adviser pays the Sub-Adviser a fee of .50 of 1% of average daily net assets. The management fee for the Worldwide Hard Assets Fund and the Worldwide Emerging Markets Fund are computed daily and paid monthly at an annual rate of 1% of average daily net assets, which includes the fee paid to the Adviser for accounting and administrative services.

The Adviser also performs accounting and administrative services for Worldwide Balanced Fund and Worldwide Emerging Markets Fund pursuant to a written agreement. For these accounting and administrative services, Worldwide Balanced Fund and Worldwide Emerging Markets Fund each pay .25 of 1% of their respective average daily net assets. From the fee paid by the Worldwide Emerging Markets Fund, the Adviser pays the Sub-Adviser a fee of .50 of 1% of average daily net assets.

For the fiscal years ended April 30, 1993, April 30, 1994, and April 30, 1995, April 30, 1996 and December 31, 1996 the Adviser earned fees, with respect to Gold and Natural Resources Fund, of $104,410 $466,722, and $837,780, $1,251,773
and $1,121,447 respectively. The Adviser earned fees for the same periods with respect to Worldwide Bond Fund of $440,870, $582,521, and $641,065, $985,741 and
$775,274 respectively. There were no fee waivers or expense reimbursements with respect to these Funds for this period. Both the Adviser and Sub-Adviser of Worldwide Balanced Fund waived fees from the date of the Fund's commencement of operations (December 23, 1994) to April 30, 1995. In addition, during the same time period the Adviser assumed the operating expenses of Worldwide Balanced Fund.

Under the Advisory Agreement and the Administrative Services Agreement the Adviser determines the net asset value per share and maintains the accounting records of the Funds. For these services the agreement provides for reimbursement to the Adviser.

Mr. John C. van Eck is Chairman of the Board of Directors of the Adviser as well as President and Trustee of the Trust.

                                THE DISTRIBUTOR

Shares of the Funds are offered on a continuous basis and are distributed through Van Eck Securities Corporation, 99 Park Avenue, New York, New York (the "Distributor"), a wholly-owned subsidiary of Van Eck Associates Corporation. The Trustees of the Trust have approved a Distribution Agreement appointing the Distributor as distributor of shares of the Funds. The Distribution Agreements for Gold and Natural Resources Fund, Worldwide Balanced Fund, Worldwide Hard Assets Fund and Worldwide Bond Fund were reapproved by action of the Trustees on April 18, 1995. The Distribution Agreement for the Worldwide Emerging Markets Fund was approved by action of the Trustees on July 18, 1995.

The Distribution Agreement provides that the Distributor will pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling shares of the Funds and preparing, printing and distributing advertising or promotional materials. The Funds will pay all fees and expenses in connection with registering and qualifying their shares under federal and state securities laws.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser (or Sub-Adviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

In purchasing and selling the Funds' portfolio investments, it is the Adviser's (or Sub-Adviser's) policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser (or Sub-Adviser) will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

The Adviser (or Sub-Adviser) may cause the Funds to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to the Adviser (or Sub-Adviser) is considered to be in addition to and not in lieu of services required to be performed by the Adviser (or Sub-Adviser) under its Advisory Agreement or Sub-Advisory Agreement with the Trust. The research services provided by broker-dealers can be useful to the Adviser (or Sub-Adviser) in serving its other clients or clients of the Adviser's (or Sub-Adviser's) affiliates.

The Trustees periodically review the Adviser's (or Sub-Adviser's) performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

Investment decisions for the Funds are made independently from those of the other investment accounts managed by the Adviser (or Sub-Adviser) or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser (or Sub-Adviser) to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser (or Sub-Adviser) considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the then availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser (or Sub-Adviser) may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

While it is the policy of the Funds generally not to engage in trading for short-term gains, the Funds will effect portfolio transactions without regard to the holding period if, in the judgment of the Adviser (or Sub-Adviser), such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The Worldwide Hard Assets Fund, Gold and Natural Resources Fund, Worldwide Emerging Markets Fund and Worldwide Balanced Fund anticipate that their annual portfolio turnover rates will not exceed 100%. For fiscal years ended December 31, 1996, April 30, 1996, April 30, 1995, April 30, 1994 and April 30, 1993, the portfolio turnover rate for Gold and Natural Resources Fund was 46.14%, 26.37%, 23.30%, 15.84% and 14.61%, respectively, and the Adviser anticipates the turnover rate for the current fiscal year will remain below 100%.

The annual portfolio turnover rate of the Worldwide Bond Fund may exceed 100%. For fiscal years ended December 31, 1996, April 30, 1996, April 30, 1995, April 30, 1994, and April 30, 1993, the portfolio turnover rate was 73.95%, 208.05%, 265.87%, 37.59% and 248.21%, respectively, and the Adviser anticipates the turnover rate for the current fiscal year will also exceed 100%. Due to the high rate of turnover, the Fund will pay a greater amount in brokerage commissions than a similar size fund with a lower turnover rate, though commissions are not generally charged in fixed-income transactions. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level. See "Taxes" in the Prospectus and the Statement of Additional Information. The portfolio turnover rates of all the Funds may vary greatly from year to year. As Worldwide Balanced Fund recently commenced operation, it did not experience any portfolio turnover for the fiscal year ended April 30, 1995.

The Adviser does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. For the fiscal year ended April 30, 1993, Gold and Natural Resources Fund paid $58,868 in brokerage commissions and Worldwide Bond Fund paid $19,200 in brokerage commissions. For the fiscal year ended April 30, 1994, Gold and Natural Resources Fund paid $187,464 and Worldwide Bond Fund paid $8,640 in brokerage commissions. For the fiscal year ended April 30, 1995, Gold and Natural Resources Fund paid $250,357, Worldwide Bond Fund paid $24,354 and Worldwide Balanced did not pay any brokerage commissions. For the fiscal year ended April 30, 1996, Gold and Natural Resources Fund paid $217,800, Worldwide Bond Fund paid $7,340, and Worldwide Balanced Fund paid $194, Worldwide Hard Assets paid $5,625. For the fiscal year ended December 31, 1996 Gold and Natural Resources Fund paid $457,007, Worldwide Bond Fund did not pay any brokerage commissions, and Worldwide Balanced Fund paid $1,892, Worldwide Hard Assets paid $15,457.

                             TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their addresses, positions with the Trust and principal occupations during the past five years are set forth below.

Trustees of Van Eck Worldwide Insurance Trust:

*.JOHN C. van ECK, C.F.A. - Chairman of the Board and President
-------------------------

  270 River Road, Briarcliff Manor, New York; Chairman of the Board and President of other affiliated investment companies advised by the Adviser; Chairman, Van Eck Associates Corporation (investment adviser) and Van Eck Securities Corporation (broker-dealer); Director, Eclipse Financial Asset Trust (mutual fund); Former President of the Adviser and its affiliated companies; Former Director (1992-1995), Abex Inc. (aerospace); Former Director (1983-1986), The Signal Companies, Inc. (high technology and engineering); Former Director (1982-1984), Pullman Transportation Co., Inc. (transportation equipment); Former Director (1986-1992) The Henley Group, Inc. (technology and health).

 .#+JEREMY H. BIGGS - Trustee
------------------

  1220 Park Avenue, New York, New York 10128; Trustee of other affiliated investment companies advised by the Adviser; Vice Chairman, Director and Chief Investment Officer, Fiduciary Trust Company International (investment manager), parent company of Fiduciary International, Inc., which serves as Sub-Adviser to the Worldwide Balanced Fund; Chairman of the Board to all funds of Davis Fund Group (mutual fund management company); Former Director, International Investors Incorporated (1990-1991).

#+RICHARD C. COWELL - Trustee
-------------------

  240 El Vedado Way, Palm Beach, Florida 33480; Trustee of other affiliated investment companies advised by the Adviser; Private Investor; Director, West Indies & Caribbean Development Ltd. (real estate); Former Director, Compo Industries, Inc. (machinery manufacturer); Former Director International Investors Incorporated (1957-1991); Former Director (1978-1981), American Eagle Petroleums, Ltd. (oil and gas exploration); Former President and Director (1968-1976), Minerals and Industries, Inc. (petroleum products); Former Director (1978-1983), Duncan Gold Resources Inc. (oil exploration and gold mining); Former Director (1981-1984), Crested Butte Silver Mining Co.; Former Chairman and Member of Executive Committee (1974-1981), Allerton Resources, Inc. (oil and gas exploration); Former Director (1976-1982), Western World Insurance Co.



 .PHILIP DEFEO - President, Chief Executive Officer, Trustee
------------------

  194 Centre Street, Dover, Massachusetts 02030; President and Chief Exeuctive Officer, and Trustee of other affiliated investment companies advised by the Adviser. President and Chief Exeuctive Officer and Director of Van Eck Associates Corporation (investment adviser) and Van Eck Securities Corporation (broker-dealer); Former Executive Vice President and Director (1994-1996), Cedel International (finance and settlements); Former Managing Director (1992-
  1994), Lehman Brothers (investment bank and broker/dealer); Former Senior Vice President (1987-1992), Fidelity Investments (financial services); Former Senior Vice President (1979-1987), Bankers Trust Company International Securities Division.

#+WESLEY G. McCAIN - Trustee
------------------

  144 East 30th Street, New York, New York 10016; Chairman, Towneley Capital Management, Inc., (investment adviser); Chairman, Eclipse Financial Asset Trust (mutual fund); Trustee of other affiliated investment companies advised by the Adviser; General

  Partner, Pharoah Partners, L.P.; President, Millbrook Associates, Inc.; Trustee, Libre Group Trust; Chairman, Eclipse Financial Services, Inc.; Trustee, Peregrine Funds; Former Director, International Investors Incorporated; and Former Secretary and Treasurer, Millbrook Advisers, Inc. (investment adviser) Former Chairman, Finacor, Inc. (financial services).

DAVID J. OLDERMAN - Trustee
-----------------

  40 East 52nd Street, New York, New York 10022; Chairman of the Board, Chief Executive Officer and Owner, Carret & Company, Inc. (since 1988); Chairman of the Board, American Copy Equipment Co. (1991-present); Chairman of the Board, Brighton Partners, Inc. (1993-present); Principal, Olderman & Raborn, Inc., (investment advisers-1984-1988); Chairman of the Board, Railoc, Inc., (farm equipment manufacturing-1979- 1984); Head of Corporate Finance, Halsey Stuart (investment banking-1974-1975); Vice Chairman of the Board, Stone and Webster Securities Corp. (investment banking, retail sales and investment advisory divisions-1964 to 1974).

#*RALPH F. PETERS - Trustee
-----------------

  25 Strimples Mill Road, Stockton, New Jersey 08559; Trustee of other affiliated investment companies advised by the Adviser; Former Chairman of the Board, Former Chairman of the Executive Committee and Chief Executive Officer of Discount Corporation of New York (dealer in U.S. Treasury and Federal Agency Securities) (1981-1988); Director, Sun Life Insurance and Annuity Company of New York; Director, U.S. Life Income Fund Inc., New York; Former Director, International Investors Incorporated.

RICHARD D. STAMBERGER - Trustee
------------------

  888 17th Street, N.W., Washington, D.C. 20006; Principal, National Strategies, Inc., a public policy firm in Washington, D.C.; Partner and Co-founder, Quest Partners, Inc. (management consulting firm/since 1988); Executive Vice President, Chief Operating Officer, and a Director of NuCable Resources Corporation (technology firm/since 1988); Trustee, Peregrine Funds; associated with Anderson Benjamin & Reed, a regulatory consulting firm based in Washington, D.C. (1985-1986); White House Fellow-Office of Vice President (1984-1985); Director of Special Projects, National Cable Television Association (1983-1984).

**.FRED M. van ECK - Trustee
------------------

  99 Park Avenue, New York, New York; Private Investor; Trustee of other affiliated investment companies advised by the Adviser; Director, Van Eck Associates Corporation; Director, Van Eck Securities Corporation; Former General Partner (1950-1976) J. H. Whitney & Co. (venture capital).

Officers of the Trust:

HENRY J. BINGHAM - Executive Vice President

----------------
  99 Park Avenue, New York, New York; Executive Vice President of the Trust; President of International Investors Gold Fund series of Van Eck Funds; Executive Vice President of other affiliated investment companies advised by the Adviser; Executive Managing Director, of the Adviser; Formerly an officer of the Adviser and affiliated companies; Director and Vice President (1978-
  1983), United Services Gold Shares Inc., United Services Group of Funds, Inc. and The Good and Bad Times Fund, Inc. (mutual funds) and Growth Research and Management, Inc. (investment adviser). Formerly General Partner and Director of Spencer Trask & Co.

DEREK van ECK - Executive Vice President
----------------

99 Park Avenue, New York, New York; Executive Vice President of the Trust; President of Worldwide Hard Assets Fund series of Van Eck Worldwide Insurance Trust and Global Hard Assets Fund series of Van Eck Funds; Vice President of other affiliated investment companies advised by the Adviser; Executive Vice President, Director, Global Investments and Director of Van Eck Associates Corporation and Van Eck Securities Corporation.

MADIS SENNER - Executive Vice President
------------

  99 Park Avenue, New York, New York; Executive Vice President of the Trust; President of Worldwide Bond Fund series of Van Eck Worldwide Insurance Trust and Global Income Fund series of Van Eck Funds; Director, Global Fixed Income of the Adviser; Executive Vice President of other affiliated investment companies advised by the Adviser; Former Global Bond Manager, Chase Manhattan Private Bank (1992-1994); Former President and founder, Sunray Securities, Inc. 1989-1992).



MICHAEL G. DOORLEY - Vice President
------------------

99 Park Avenue, New York, New York; Vice President of the Trust; Senior Vice President, and Chief Financial Officer, Van Eck Associates Corporation and Van Eck Securities Corporation, Senior Vice President and Chief Financial Officer of other affiliated investment companies advised by the Adviser.

BRUCE J. SMITH - Vice President and Treasurer
--------------

99 Park Avenue, New York, New York; Vice President and Treasurer of the Trust; Senior Managing Director, Portfolio Accounting of Van Eck Associates Corporation and Senior Managing Director of Van Eck Securities Corporation. Vice President and Treasurer of other affiliated investment companies advised by the Adviser.

JOSEPH P. DiMAGGIO - Controller
------------------

  99 Park Avenue, New York, New York; Controller of the Trust; Director of Portfolio Accounting of Van Eck Associates Corporation (since 1993); Accounting Manager with Alliance Capital Management (1985-1993); Controller of other affiliated investment companies advised by the Adviser.

THADDEUS M. LESZCZYNSKI - Vice President and Secretary
-----------------------

  99 Park Avenue, New York, New York; Vice President and Secretary of the Trust; Vice President and Secretary of other affiliated investment companies advised by the Adviser; Vice President, Secretary and General Counsel of Van Eck Associates Corporation and Van Eck Securities Corporation.

_______________________

  .  An "interested person" as defined in the Act.

  * Member of Executive Committee - exercises general powers of Board of Trustees between meetings of the Board.

  ** Brother of Mr. John C. van Eck.

  #  Member of the Nominating Committee

  + Member of Audit Committee - reviews fees, services, procedures, conclusions and recommendations of independent auditors.



                             PRINCIPAL SHAREHOLDERS

As of April 30, 1995 December 31, 1996 approximately 969% and 949% of the outstanding shares of Gold and Natural Resources Fund and Worldwide Bond Fund, respectively, were owned, of record, by The Best of America IV, a separate account offered by Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216 to fund the benefits of the separate account's variable annuity contractowners. As of April 30, 1995 December 31, 1996 approximately 765% of the outstanding shares of Worldwide Balanced Fund were owned, of record, by Security Life of Denver, Security Life Center, 1290 Broadway, Denver, Colorado 80203-5699.

                              VALUATION OF SHARES

The net asset value per share of each of the Funds is computed by dividing the value of all of a Fund's securities plus cash and other assets, less liabilities, by the number of shares outstanding. The net asset value per share is computed as of the close of the New York Stock Exchange,

Monday through Friday, exclusive of national business holidays. The Funds will be closed on the following national business holidays: New Years Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas (or the days on which these holidays are observed).

Shares of the Funds are sold at the public offering price which is determined once each day the Funds are open for business and is the net asset value per share.

The net asset values need not be computed on a day in which no orders to purchase, sell or redeem shares of the Funds have been received.

The value of a financial futures or commodity futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Securities or futures contracts for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price. If no sales are reported as in the case of most securities traded over-the-counter, securities are valued at the mean of their bid and asked prices at the close of trading on the New York Stock Exchange (the "Exchange"). In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market. Options are valued at the last sales price unless the last sales price does not fall within the bid and ask prices at the close of the market, at which time the mean of the bid and ask prices is used. All other securities are valued at their fair value as determined in good faith by the Trustees. Foreign securities or futures contracts quoted in foreign currencies are valued at appropriately translated foreign market closing prices or as the Board of Trustees may prescribe.

Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of the shares of the Funds may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset values. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

                                     TAXES

Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the"Code"). To so qualify, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of any of the following which was held less than three months (the "30% test"):
(i) stock or securities; (ii) options, futures or forward contracts (other than on foreign currencies) or (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Fund's principal business of investing in stock or securities; and (c) satisfy certain diversification requirements.

As a regulated investment company, a Fund will not be subject to federal income tax on its net investment income and capital gain net income (capital gains in excess of its capital losses) that it distributes to shareholders if at least 90% of its investment company taxable income for the taxable year is distributed. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distribution to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings or profits. Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year a Fund must distribute (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and (iii) any portion (not taxed to the
Fund) of the 2% balance from the prior year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.



                              REDEMPTIONS IN KIND

The Worldwide Emerging Markets Fund elects to have the ability to redeem its shares in kind, committing itself to pay in cash all requests for redemption by any shareholder of record limited in amount with respect to each shareholder of record during any ninety-day period in the lesser of (i) $250,000 or (ii) 1% of the net asset value of such company at the beginning of such period.

                                  PERFORMANCE

The Funds may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)/to the nth power/ = ERV

Where:  P    =    a hypothetical initial payment of $1,000
        T    =    average annual total return
        n    =    number of years
        ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the year or period;

The calculation assumes the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                 YIELD = 2[(A-B/CD + 1)/to the sixth power/-1]

Where:  A    =    dividends and interest earned during the period
        B    =    expenses accrued for the period (net of reimbursement)
        C    =    the average daily number of shares outstanding during the
                  period that were entitled to receive dividends
        D    =    the maximum offering price per share on the last day of the period after adjustment for payment of dividends within 30 days thereafter

The Funds may also advertise performance in terms of aggregate total return. Aggregate total return for a specified period of time is determined by ascertaining the percentage change in the net asset value of shares of the Fund initially acquired assuming reinvestment of dividends and distributions and without giving effect to the length of time of the investment according to the following formula:

                               [(B-A)/A](100)=ATR

Where:  A    =    initial investment
        B    =    value at end of period
        ATR  =    aggregate total return

The calculation assumes the maximum sales charge is deducted from the initial payment and assumes all distributions by the Funds are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Performance figures of a Fund are not useful for comparison purposes because they do not reflect the charges and deductions at the separate account level.

                             ADDITIONAL INFORMATION

Custodian. Bankers Trust Company, New York, New York is the custodian of the Trust's portfolio securities and cash. The Custodian is authorized, upon the approval of the Trust, to establish credits or debits in dollars or foreign currencies with, and to cause portfolio securities of a Fund to be held by its overseas branches or subsidiaries, and foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission.

Independent Accountants. Coopers & Lybrand L.L.P., New York, New York serves as the Trust's independent accountants.

Counsel.  Goodwin, Procter & Hoar, Exchange Place, Boston, Massachusetts 02109.

                              FINANCIAL STATEMENTS

The financial statements of the Worldwide Bond Fund and Gold and Natural Resources Fund for the fiscal year ended April 30, 1995 December 31, 1996, are incorporated by reference from the Funds' Annual Reports to Shareholders which are available at no charge upon written or telephone request to the Trust at the address or telephone number set forth on the first page of this Statement of Additional Information.

                                    APPENDIX

Corporate Bond Ratings
----------------------

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors given security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack the characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS;

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligations. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarding as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB--Bonds rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B--Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

CCC--Bonds rated CCC has a current indentifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Preferred Stock Ratings

-----------------------

Moody's Investors Service, Inc. describes its preferred stock ratings as:

aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of convertible preferred stocks.

aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue which is rated baa is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba - An issue which is rated ba is considered to have speculative elements, and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safe-guarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b - An Issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa - An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport no indicate the future status of payment.

ca - An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c - This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of every attaining any real investment standing.

Standard & Poor's Corporation describes its preferred stock ratings as:

AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,B,CCC - Preferred stocks rated BB,B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

SHORT TERM DEBT RATINGS

Description of Moddy's short-term debt ratings:

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, higher rates of return of funds employed, conservative capitalization structure with moderate reliance on debt and ample aset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation and well-established access to range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected be external conditions. Ample alternate liqiuidity is maintained.

Prime-3--Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                     PART C

                               OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits
         ---------------------------------

a)   Financial Statements included in Prospectus (Part A)

     Financial Highlights or Selected per Share Data and Ratios of Worldwide Emerging Markets Fund for the period from December 21, 1995 to December 31, 1996 (audited), of Worldwide Balanced Fund for the period from December 23, 1994 to April 30, 1995 (audited) and for the fiscal year ended December 31, 1996 (audited), Worldwide Hard Assets Fund for the period from August 21, 1995 to April 30, 1996 (audited) and for the 8 months ended December 31, 1996 (audited), of Gold and Natural Resources Fund for the period from September `1, 1989 to April 30, 1990 (audited) and for the six years ended April 30, 1996 (audited) and for the 8 months ended December 31, 1996 (audited) and of Worldwide Bond Fund for the period from September 1, 1989 to April 30, 1990 (audited) and for the six years ended April 30, 1996 and for the 8 months ended December 31, 1996 (audited).

     The following audited financial statements of the Registrant are included in the Registrant's Annual Reports to Shareholders for the fiscal year or period ended December 31, 1996, filed with the Securities and Exchange Commission under Section 30(b)(1) of the 1940 Act, and have been incorporated in Part B hereof by reference:

          Worldwide Emerging Markets Fund -- Investment Portfolio at December 31, 1996;
          Worldwide Emerging Markets Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Worldwide Emerging Markets Fund -- Statement of Operations for the period from December 21, 1995 to April 30, 1996; and for the eight months ended December 31, 1996.
          Worldwide Emerging Markets Fund -- Statement of Changes in Net Assets for the period December 21, 1995 to April 30, 1996; and for the eight months ended December 31, 1996.

          Worldwide Emerging Markets Fund -- Financial Highlights for the period December 21, 1995 to December 31, 1996; and for the eight months ended December 31, 1996.
          Worldwide Emerging Markets Fund -- Notes to Financial Statements Report of Independent Accountants dated February 18, 1997;

          Worldwide Balanced Fund -- Investment Portfolio at December 31, 1996;

          Worldwide Balanced Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Worldwide Balanced Fund -- Statement of Operations for the year ended April 30, 1996; and for the eight months ended December 31, 1996.

          Worldwide Balanced Fund -- Statement of Changes in Net Assets for the period December 23, 1994 to April 30, 1995 and for the year ended April 30, 1996; and for the eight months ended December 31, 1996

          Worldwide Balanced Fund -- Financial Highlights for the period December 23, 1994 to April 30, 1995, for the year ended April 30, 1996; and for the eight months ended December 31, 1996.
          Worldwide Balanced Fund -- Notes to Financial Statements --Report of Independent Accountants dated February 18, 1997;
          Worldwide Hard Assets Fund -- Investment Portfolio at December 31,
          1996;
          Worldwide Hard Assets Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Worldwide Hard Assets Fund -- Statement of Operations for the period from August 21, 1995 to April 30, 1996; and for the eight months ended December 31, 1996.
          Worldwide Hard Assets Fund -- Statement of Changes in Net Assets for the period August 21, 1995 to April 30, 1996; and for the eight months ended December 31, 1996.

          Worldwide Hard Assets Fund -- Financial Highlights for the period August 21, 1995 to April 30, 1996; and for the 8 months ended December 31, 1996.
          Worldwide Hard Assets Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 18, 1997;
          Gold & Natural Resources Fund -- Investment Portfolio at December 31, 1996;
          Gold & Natural Resources Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Gold & Natural Resources Fund -- Statement of Operations for the year ended April 30, 1996; and for the 8 months ended December 31, 1996.

          Gold & Natural Resources Fund -- Statement of Changes in Net Assets for the year ended April 30, 1996 and for the 8 months ended December 31, 1996.
          Gold & Natural Resources Fund -- Financial Highlights for the years and for the 8 months ended December 31, 1996.
          Gold & Natural Resources Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 18, 1997;

          Worldwide Bond Fund -- Investment Portfolio at December 31, 1996;

          Worldwide Bond Fund -- Statement of Assets and Liabilities at December 31, 1996;
          Worldwide Bond Fund -- Statement of Operations for the year ended April 30, 1996; and for the 8 months ended December 31, 1996.

          Worldwide Bond Fund -- Statement of Changes in Net Assets for the years ended April 30, 1996 and 1995 and for the 8 months ended December 31, 1996.
          Worldwide Bond Fund -- Financial Highlights for the years ended April 30, 1995, 1994, 1993 and 1992; and for the 8 months ended December 31, 1996.
          Worldwide Bond Fund -- Notes to Financial Statements -- Report of Independent Accountants dated February 18, 1997.

b) Exhibits  (An * denotes inclusion in this filing)

   (1)(a) Master Trust Agreement (incorporated by reference to Registration Statement No. 33-13019); Form of First Amendment to Declaration of Trust (incorporated by reference to Registration Statement No. 2-97596). Second Amendment to Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 1). Third Amendment to Master Trust Agreement adding Worldwide Balanced Fund (incorporated by reference to Post-Effective Amendment No. 9). Fourth Amendment to Master Trust Agreement adding Asia Region Growth Fund, Asia Region Infrastructure Fund and Worldwide SmallCap Fund (incorporated by reference to Post-Effective Amendment No. 9). Fifth Amendment to the Master Trust Agreement adding Worldwide Hard Assets Fund (incorporated by reference to Post-Effective Amendment No. 10). Sixth Amendment to Master Trust Agreement renaming Van Eck Investment Trust as Van Eck Worldwide Insurance Trust and renaming Global Bond Fund as Worldwide Bond Fund (incorporated by reference to Post-Effective Amendment No.
          12). Seventh Amendment to the Master Trust Agreement deleting Asia Region Growth Fund and Asia Region Infrastructure Fund as series of the Trust (incorporated by reference to Post-Effective Amendment No.
          14). Eighth Amendment to the Master Trust Agreement adding Worldwide Emerging Markets Fund as a series of the Trust (incorporated by reference to Post-Effective Amendment No. 15).

   (2) By-laws of Registrant (incorporated by reference to Pre-Effective Amendment No. 1).

   (3)    Not Applicable.

   (4)(a) Form of certificate of shares of beneficial interest of Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 1). Form of certificate of shares of beneficial interest of Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

   (4)(b) Instruments defining rights of security holders (See Exhibits (1) and (2) above).

   (5) Form of Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 15 ).

   (5)(a) Form of Sub-Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 15).

   (6)(a) Form of Distribution Agreement (incorporated by reference to Pre-Effective Amendment No. 1).

   (6)(b) Form of Participation Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (7)    Not Applicable.

   (8)    Global Custody Agreement, as amended. (to be filed by amendment)

   (9) Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Bond Fund and Gold and Natural Resources Fund (incorporated by reference to Pre-Effective Amendment No. 2). Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley utilized by Worldwide Emerging Markets Fund (incorporated by reference to Post-Effective Amendment No. 15).

   (10) Opinions of Goodwin, Procter & Hoar, including consents (incorporated by reference to Pre-Effective Amendment No. 2 and Post-Effective Amendment Nos. 14 and 15).

   (11)*  Consent of Coopers & Lybrand LLP

   (12)   Not Applicable.

   (13) Subscription Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

   (14)   Not Applicable.

   (15)   Not Applicable.

   (16)*  Performance Calculation.

   (17)*  Financial Data Schedule.

   (18) Powers of Attorney (incorporated by reference to Exhibit 17 of Post-Effective Amendment No. 1).

ITEM 25. Persons controlled by or under common control with Registrant
         -------------------------------------------------------------

        Not Applicable.


ITEM 26. Number of Record Holders of Securities
         --------------------------------------

Set forth below are the number of Record holders, as of January 31, 1997 of each series of the Registrant:

        Class and Title                Number of Record Holders
        ---------------                ------------------------

        Worldwide Emerging Markets Fund           9
        Worldwide Balanced Fund                   8
        Worldwide Hard Assets Fund                2
        Worldwide Bond Fund                      11
        Gold and Natural Resources Fund          23

ITEM 27. Indemnification
         ---------------

Reference is made to Article VI of the Master Trust Agreement of the Registrant, as amended, previously filed as Exhibit (1) to the Registration Statement.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification is against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

Reference is made to Form ADV of Van Eck Associates Corporation (File No. 801-21340), as currently on file with the Securities and Exchange Commission, and to the caption "Management" in the Registrant's Prospectus and to the captions "The Distributor", "Investment Advisory Services" and "Trustees and Officers" in the Registrant's Statement of Additional Information.

ITEM 29.  Principal Underwriters
          ----------------------

(a) Van Eck Securities Corporation, principal underwriter for the Registrant, also distributes shares of Van Eck Funds.

(b) The following table presents certain information with respect to each director and officer of Van Eck Securities Corporation:

Name and Principal      Position and Offices         Position and Office
Business Address         with Underwriter             with Registrant
----------------------  ---------------------------  ------------------------

John C. van Eck         Chairman                     Chairman and President
99 Park Avenue
New York, NY

Philip Defeo            President and Chief          Trustee
99 Park Avenue          Executive Officer
New York, NY 10016

Jan van Eck             Director and Executive       None
99 Park Avenue          Vice President
New York, NY

Sigrid S. van Eck       Director, Vice President     None
270 River Road          and Assistant Treasurer
Briarcliff Manor, NY

Fred M. van Eck         Director                     Trustee
99 Park Avenue
New York, NY

Derek van Eck           Director                     Executive Vice President
99 Park Avenue
New York, NY

Michael G. Doorley      Vice President, Treasurer,   Vice President
99 Park Avenue          Controller and Chief
New York, NY            Financial Officer

Thaddeus Leszczynski    Vice President, General      Vice President and
99 Park Avenue          Counsel and Secretary        Secretary
New York, NY

Bruce J. Smith          Sr. Managing Director,       Vice President and
99 Park Avenue          Portfolio Accounting         Treasurer
New York, NY

Joseph P. DiMaggio      None                         Controller
99 Park Avenue
New York, NY

Susan C. Lashley        Managing Director,           Vice President
99 Park Avenue          Operations
New York, NY

Keith Fletcher          Senior Managing Director     None
99 Park Avenue          and Chief Marketing Officer
New York, NY

Robin Kunhardt          Director,                    None
99 Park Avenue          Product Management
New York, NY

(c) Not Applicable

Item 30. Location of Accounts and Records
         --------------------------------

The following table sets forth information as to the location of accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder.

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-1(b)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(i)                 Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(ii)                Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iii)               Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(2)(iv)                DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105

31a-1(b)(3)                    Not Applicable

31a-1(b)(4)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(5)                    Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-1(b)(5)                    Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

31a-1(b)(6)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(7)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(b)(8)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-1(b)(9)                    Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

31a-1(b)(10)                   Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

31a-1(b)(11)                   Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-1(b)(12)                   Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

                               Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

31a-1(c)                       Not Applicable

31a-1(d)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

31a-1(e)                       Not Applicable

31a-1(f)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York NY 10016

31a-2(a)(1)                    Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY 10016

                               DST Systems, Inc.
                               21 West Tenth Street
                               Kansas City, MO 64105

                               Peregrine Asset Management
                               (Hong Kong) Limited
                               11/F New World Tower II
                               16-18 Queens Road Central
                               Hong Kong

                               Fiduciary International, Inc.
                               Two World Trade Center
                               New York, NY 10048

Accounts, books and
documents listed by
reference to specific
subsection of 17 CFR
270 31a-1 to 31a-3             Person in Possession and Address
------------------             --------------------------------
31a-2(b)                       Not Applicable

31a-2(c)                       Van Eck Securities Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-2(d)                       Not Applicable

31a-2(e)                       Van Eck Associates Corporation
                               99 Park Avenue
                               New York, NY  10016

31a-3                          Not Applicable

All Other Records              Van Eck  Worldwide Insurance Trust
pursuant to the Rule           99 Park Avenue
                               New York, NY 10016

ITEM 31. Management Services
----------------------------

                None


ITEM 32. Undertakings
         ------------


                Registrant undertakes to furnish each person to whom a prospectus is delivered, with a copy of the Registrant's latest annual reports to shareholders upon request and without charge.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of February, 1997.

                                    VAN ECK WORLDWIDE INSURANCE TRUST


                                    By:  /s/  John C. van Eck
                                         --------------------
                                         John C. van Eck, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                             Title                      Date
---------                             -----                      ----

/s/ John C. van Eck                   President, Chairman and
--------------------------
John C. van Eck                       Chief Executive Officer    2/25/97

/s/ Bruce J. Smith                    Vice President and Treasurer
--------------------------
Bruce J. Smith                        and Principal Financial
                                      and Accounting Officer     2/25/97

/s/ Jeremy Biggs *
--------------------------
Jeremy Biggs                          Trustee                    2/25/97

/s/ Richard Cowell *
--------------------------
Richard Cowell                        Trustee                    2/25/97

/s/ Philip DeFeo                      Trustee                    2/25/97
--------------------------
Philip DeFeo

/s/ Wesley G. McCain *
--------------------------
Wesley G. McCain                      Trustee                    2/25/97

/s/ Ralph F. Peters *
--------------------------
Ralph F. Peters                       Trustee                    2/25/97

/s/ David J. Olderman *
--------------------------
David J. Olderman                     Trustee                    2/25/97

/s/ Richard Stamberger *
--------------------------
Richard Stamberger                    Trustee                    2/25/97

/s/ Fred M. van Eck *
--------------------------
Fred M. van Eck                       Trustee                    2/25/97

/s/ John C. van Eck
-------------------

* Executed on behalf of Trustee by John C. van Eck, as attorney-in-fact.

                                 Exhibit Index
                                 -------------


Exhibit No.                  Item
-----------                  ----
Exhibit 11           Consent of Coopers & Lybrand L.L.P.

Exhibit 16           Performance calculation

Exhibit 17           Financial Data Schedule